                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-6670
      ---------------------------------------------------------------------

                     CREDIT SUISSE INSTITUTIONAL FUND, INC.
      ---------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
      ---------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                Hal Liebes, Esq.
                     Credit Suisse Institutional Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3147

Registrant's telephone number, including area code:(212) 875-3500

Date of fiscal year end: October 31, 2003

Date of reporting period: April 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.

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[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE INTERNATIONAL FUND

SEMIANNUAL REPORT

APRIL 30, 2003
(UNAUDITED)

CREDIT SUISSE INSTITUTIONAL FUND, INC.

- INTERNATIONAL FOCUS PORTFOLIO

MORE COMPLETE INFORMATION ABOUT THE FUND AND THE PORTFOLIO, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-222-8977 OR BY WRITING TO CREDIT SUISSE INSTITUTIONAL FUND, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. CREDIT SUISSE INSTITUTIONAL FUND IS ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE PORTFOLIO'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE PORTFOLIO'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF APRIL 30, 2003; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

PORTFOLIO SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INTERNATIONAL FOCUS PORTFOLIO SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2003

                                                                    May 21, 2003

Dear Shareholder:

   For the six months ended April 30, 2003, Credit Suisse Institutional Fund, Inc. -- International Focus Portfolio(1) (the "Portfolio") had a gain of 1.66%, versus an increase of 3.09% for the Morgan Stanley Capital International ACWI (All Country World Index) Free Ex-USA Index.(2)

   The world's equity markets were highly volatile in the period, as investors struggled to assess the threat and reality of the Iraq war, and the likely speed and success of that conflict. Prices of equities, bonds, oil and gold gyrated in reaction to the war-related news flow. In the end, most countries saw their markets rise, reflecting a strong mid-March through April rally, as various worst-case scenarios (regarding energy costs, the expense of a lengthy war, etc.) suddenly appeared unlikely.

   In terms of noteworthy currency trends, the euro strengthened vs. the U.S. dollar. Investors sold U.S. dollars and bought euros in the belief that U.S. military commitments would strain the country's economy and add to its budget deficit.

   Against this backdrop, the Fund had a gain, yet lagged its benchmark. We attribute this primarily to the Portfolio's Asian holdings, most specifically its South Korean stocks, which fell on political tensions along with worries over SARS, the highly infectious respiratory disease associated primarily with Asian countries (as of this writing). On the positive side, the Portfolio's European stocks outperformed.

   Through the period, the market's volatility supplied numerous opportunities to purchase what we deemed to be good businesses trading at attractive valuations. We added to our holdings in the telecom, materials and health care sectors. The bulk of these new purchases were in Europe, consistent with the sharp downturns in European markets during the period.

   On the sell side, we substantially reduced our exposure to consumer discretionary companies, primarily in the auto and media areas. We are skeptical that consumer spending in general can continue at the high growth rates seen over the past few years. On a similar theme, we also reduced our exposure to consumer-oriented banks in Australia, Ireland and Singapore.

   From a broad regional perspective, we believe that European equities have compelling valuations, compared with both their historical valuations and valuations currently found in other developed markets. The combination of high dividend yields -- dividends, in our view, have become increasingly important to investors, as growth remains pedestrian -- and low bond yields has created what we deem to be some unique opportunities, where a seemingly secure dividend yield can exceed the same company's bond yield by as much as two percentage points. These anomalies currently exist in the banking, telecom and basic materials sectors in Europe. Finally, we have lately been finding interesting restructuring stories in the European insurance and telecom areas. (In these areas and elsewhere, we attempt to identify "self help" situations, such as a change in management and/or a recapitalization.)

   We significantly reduced our holdings in non-Japan Asia. Non-Japan Asia had been a major overweight for us over much of the past three years, due to our view of the attractive valuations and above average-growth rates we saw among many companies in the region. We have become increasingly concerned with the financial industry in South Korea, which has been negatively impacted by bad loans in the consumer sector. The tension with North Korea has also become a major negative factor that remains difficult to quantify. We also pared exposure to Singapore and Hong Kong, both of which show languishing growth.

   We remain underweighted in Japan, as growth prospects and economic reform efforts continue to disappoint. The Japanese banking sector was recently forced by the government's Financial Services Agency to increase its bad loan estimates and raise large amounts of new capital. Unable to raise the funds domestically, many banks were forced to raise capital from U.S. investment banks on very unattractive terms. Not surprisingly, Japanese banks have been among the worst performing sectors over the past year. We do not currently hold any Japanese bank shares, as we expect the banks to need to raise additional equity capital over the next 12 to 18 months.

   Going forward, we will continue to attempt to take advantage of market dips, within an investment universe that we believe is offering generally attractive valuations. We expect to continue to add to economically sensitive industries, as we think growth prospects might improve over the next 12 months.

Vincent J.McBride              Nancy Nierman             Todd Jacobson
Co-Portfolio Manager           Co-Portfolio Manager      Co-Portfolio Manager

   INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS. THE PORTFOLIO'S 15 LARGEST HOLDINGS MAY ACCOUNT FOR 40% OR MORE OF THE PORTFOLIO'S ASSETS. AS A RESULT OF THIS STRATEGY, THE PORTFOLIO MAY BE SUBJECT TO GREATER VOLATILITY THAN A PORTFOLIO THAT INVESTS IN A LARGER NUMBER

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE PORTFOLIO'S INVESTMENTS. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE PORTFOLIO COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                 AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2003(1)

                                                      SINCE         INCEPTION
 1 YEAR           5 YEARS         10 YEARS          INCEPTION         DATE
 ------           -------         --------          ---------       ---------
(27.23%)          (7.63%)           2.39%               3.31%        9/1/92

                 AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2003(1)

                                                      SINCE         INCEPTION
 1 YEAR           5 YEARS         10 YEARS          INCEPTION         DATE
 ------           -------         --------          ---------       ---------
(19.41%)          (6.20%)           2.82%               4.26%         9/1/92

Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Morgan Stanley Capital International ACWI (All Country World Index) Free Ex-USA Index is a free float-adjusted market capitalization index that is designed to measure equity-market performance in the global developed and emerging markets, excluding the U.S. It is the exclusive property of Morgan Stanley Capital International Inc. Investors cannot invest directly in an index.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INTERNATIONAL FOCUS PORTFOLIO SCHEDULE OF INVESTMENTS
April 30, 2003

                                                        NUMBER OF
                                                         SHARES        VALUE
                                                     ------------   ------------
COMMON STOCKS (93.6%)
AUSTRALIA (3.6%)
AIRLINES (1.9%)
     Qantas Airways, Ltd.                                 440,650   $    876,562
                                                                    ------------
BANKS (1.7%)
     National Australia Bank, Ltd.                         37,650        765,439
                                                                    ------------
TOTAL AUSTRALIA                                                        1,642,001
                                                                    ------------
BRAZIL (1.4%)
METALS & MINING (1.4%)
     Companhia Vale do Rio Doce ADR                        11,630        325,175
     Companhia Vale do Rio Doce ADR Class A                12,200        322,080
                                                                    ------------
TOTAL BRAZIL                                                             647,255
                                                                    ------------
CHINA (2.3%)
DIVERSIFIED TELECOMMUNICATION SERVICES (2.3%)
     China Telecom Corporation, Ltd. ADR*                  53,700      1,020,300
                                                                    ------------
TOTAL CHINA                                                            1,020,300
                                                                    ------------
DENMARK (1.2%)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.2%)
     TDC A/S                                               22,140        550,784
                                                                    ------------
TOTAL DENMARK                                                            550,784
                                                                    ------------
FINLAND (3.1%)
COMMUNICATIONS EQUIPMENT (1.0%)
     Nokia Oyj                                             25,867        437,633
                                                                    ------------
PAPER & FOREST PRODUCTS (2.1%)
     Stora Enso Oyj                                        87,700        953,285
                                                                    ------------
TOTAL FINLAND                                                          1,390,918
                                                                    ------------
FRANCE (12.4%)
AUTOMOBILES (1.7%)
     PSA Peugeot Citroen                                   16,200        758,242
                                                                    ------------
BANKS (3.3%)
     BNP Paribas SA                                        21,500      1,009,188
     Societe Generale                                       7,652        467,972
                                                                    ------------
                                                                       1,477,160
                                                                    ------------
CONSTRUCTION & ENGINEERING (1.9%)
     Vinci SA                                              12,885        839,054
                                                                    ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (2.5%)
     France Telecom SA                                     48,178      1,111,837
                                                                    ------------
INSURANCE (1.4%)
     Axa                                                   42,600        647,041
                                                                    ------------
MEDIA (1.6%)
     Lagardere S.C.A.                                      19,240        735,196
                                                                    ------------
TOTAL FRANCE                                                           5,568,530
                                                                    ------------

                 See Accompanying Notes to Financial Statements.

                                                      NUMBER OF
                                                        SHARES         VALUE
                                                     ------------   ------------
COMMON STOCKS (CONTINUED)
GERMANY (5.5%)
CHEMICALS (2.4%)
     BASF AG                                               24,170   $  1,078,140
                                                                    ------------
ELECTRIC UTILITIES (1.6%)
     E.ON AG                                               15,200        727,552
                                                                    ------------
MACHINERY (1.5%)
     MAN AG                                                36,700        668,422
                                                                    ------------
TOTAL GERMANY                                                          2,474,114
                                                                    ------------
HONG KONG (1.5%)
ELECTRIC UTILITIES (1.5%)
     Hongkong Electric Holdings, Ltd.                     164,700        665,216
                                                                    ------------
TOTAL HONG KONG                                                          665,216
                                                                    ------------
HUNGARY (1.5%)
BANKS (1.5%)
     OTP Bank Rt.                                          61,440        659,625
                                                                    ------------
TOTAL HUNGARY                                                            659,625
                                                                    ------------
INDIA (1.2%)
IT CONSULTING & SERVICES (1.2%)
     Satyam Computer Services, Ltd.                        82,100        264,274
     Satyam Computer Services, Ltd. ADR                    35,650        274,505
                                                                    ------------
TOTAL INDIA                                                              538,779
                                                                    ------------
IRELAND (4.2%)
BANKS (4.2%)
     Allied Irish Banks PLC                                60,500        931,749
     Bank of Ireland                                       77,350        953,865
                                                                    ------------
TOTAL IRELAND                                                          1,885,614
                                                                    ------------
JAPAN (13.4%)
AUTOMOBILES (1.8%)
     Honda Motor Company, Ltd.                             24,900        824,711
                                                                    ------------
LEISURE EQUIPMENT & PRODUCTS (1.7%)
     Konica Corp.                                          82,000        750,143
                                                                    ------------
OFFICE ELECTRONICS (2.0%)
     Canon, Inc.                                           22,000        889,150
                                                                    ------------
PHARMACEUTICALS (1.6%)
     Takeda Chemical Industries, Ltd.                      19,800        725,524
                                                                    ------------
REAL ESTATE (1.7%)
     Mitsui Fudosan Company, Ltd.                         143,000        769,797
                                                                    ------------
SPECIALTY RETAIL (1.5%)
     Yamada Denki Company, Ltd.                            35,900        692,353
                                                                    ------------

                See Accompanying Notes to Financial Statements.

                                                       NUMBER OF
                                                        SHARES          VALUE
                                                     ------------   ------------
COMMON STOCKS (CONTINUED)
JAPAN (CONCLUDED)
TRADING COMPANIES & DISTRIBUTORS (1.4%)
     Mitsubishi Corp.                                     104,000   $    618,279
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICES (1.7%)
     NTT DoCoMo, Inc.                                         385        794,147
                                                                    ------------
TOTAL JAPAN                                                            6,064,104
                                                                    ------------
MEXICO (0.3%)
WIRELESS TELECOMMUNICATION SERVICES (0.3%)
     America Movil SA de CV ADR                             8,700        147,706
                                                                    ------------
TOTAL MEXICO                                                             147,706
                                                                    ------------
NETHERLANDS (5.0%)
MACHINERY (1.7%)
     IHC Caland NV                                         14,930        770,612
                                                                    ------------
OIL & GAS (1.7%)
     Royal Dutch Petroleum Co.                             18,640        762,403
                                                                    ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.6%)
     ASML Holding NV*                                      82,420        711,931
                                                                    ------------
TOTAL NETHERLANDS                                                      2,244,946
                                                                    ------------
NORWAY (2.6%)
BANKS (2.6%)
     DnB Holding ASA                                      248,000      1,183,686
                                                                    ------------
TOTAL NORWAY                                                           1,183,686
                                                                    ------------
RUSSIA (1.5%)
INDUSTRIAL CONGLOMERATES (1.5%)
     YUKOS ADR                                              3,820        668,500
                                                                    ------------
TOTAL RUSSIA                                                             668,500
                                                                    ------------
SINGAPORE (1.8%)
BANKS (1.8%)
     United Overseas Bank, Ltd.                           140,527        823,091
                                                                    ------------
TOTAL SINGAPORE                                                          823,091
                                                                    ------------
SOUTH KOREA (3.3%)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.6%)
     KT Corp. ADR                                          36,300        734,712
                                                                    ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.7%)
     Samsung Electronics Company, Ltd.                      3,030        760,617
                                                                    ------------
TOTAL SOUTH KOREA                                                      1,495,329
                                                                    ------------
SPAIN (1.5%)
ELECTRIC UTILITIES (1.5%)
     Endesa SA                                             46,100        653,899
                                                                    ------------
TOTAL SPAIN                                                              653,899
                                                                    ------------

                 See Accompanying Notes to Financial Statements.

                                                      NUMBER OF
                                                        SHARES         VALUE
                                                     ------------   ------------
COMMON STOCKS (CONCLUDED)
SWEDEN (2.0%)
MACHINERY (2.0%)
     SKF AB Series B                                       31,700   $    918,481
                                                                    ------------
TOTAL SWEDEN                                                             918,481
                                                                    ------------
SWITZERLAND (6.8%)
FOOD PRODUCTS (2.0%)
     Nestle SA                                              4,350        886,806
                                                                    ------------
INSURANCE (2.2%)
     Zurich Financial Services AG                           9,500      1,001,622
                                                                    ------------
PHARMACEUTICALS (2.6%)
     Novartis AG                                           30,050      1,185,339
                                                                    ------------
TOTAL SWITZERLAND                                                      3,073,767
                                                                    ------------
UNITED KINGDOM (17.5%)
BANKS (2.8%)
     Royal Bank of Scotland Group PLC                      48,800      1,279,892
                                                                    ------------
BEVERAGES (1.9%)
     Diageo PLC                                            79,100        877,366
                                                                    ------------
FOOD PRODUCTS (2.8%)
     Cadbury Schweppes PLC                                226,340      1,260,692
                                                                    ------------
METALS & MINING (1.7%)
     Xstrata PLC*                                          85,690        762,150
                                                                    ------------
OIL & GAS (2.0%)
     BG Group PLC                                         220,900        883,517
                                                                    ------------
PHARMACEUTICALS (4.0%)
     AstraZeneca PLC                                       20,150        790,627
     GlaxoSmithKline PLC                                   50,700      1,016,132
                                                                    ------------
                                                                       1,806,759
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICES (2.3%)
     Vodafone Group PLC                                   524,200      1,034,687
                                                                    ------------
TOTAL UNITED KINGDOM                                                   7,905,063
                                                                    ------------

TOTAL COMMON STOCKS (Cost $39,145,095)                                42,221,708
                                                                    ------------

                 See Accompanying Notes to Financial Statements.

                                                            PAR
                                                           (000)      VALUE
                                                          -------   ------------
SHORT-TERM INVESTMENT (5.7%)
     State Street Bank and Trust Co. Euro Time
       Deposit, 1.188%, 5/01/03
       (Cost $2,576,000)                                  $ 2,576   $  2,576,000
                                                                    ------------

TOTAL INVESTMENTS AT VALUE (99.3%) (Cost $41,721,095)                 44,797,708

OTHER ASSETS IN EXCESS OF LIABILITIES (0.7%)                             323,583
                                                                    ------------

NET ASSETS (100.0%)                                                 $ 45,121,291
                                                                    ============

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depositary Receipt
----------
*    Non-income producing security.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INTERNATIONAL FOCUS PORTFOLIO STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2003 (Unaudited)

ASSETS
     Investments at value (Cost $41,721,095) (Note 1)                                        $   44,797,708
     Cash                                                                                               153
     Foreign currency at value (Cost $441,781)                                                      438,281
     Receivable for investments sold                                                                810,881
     Dividend and interest receivable                                                               285,344
     Receivable for fund shares sold                                                                  6,599
     Prepaid expenses                                                                                   435
                                                                                             --------------
        Total Assets                                                                             46,339,401
                                                                                             --------------
LIABILITIES
     Advisory fee payable (Note 2)                                                                   15,367
     Administrative services fee payable (Note 2)                                                     8,165
     Payable for investments purchased                                                            1,127,882
     Other accrued expenses payable                                                                  66,696
                                                                                             --------------
        Total Liabilities                                                                         1,218,110
                                                                                             --------------
NET ASSETS
     Capital stock, $0.001 par value (Note 5)                                                         6,216
     Paid-in capital (Note 5)                                                                    91,189,269
     Undistributed net investment income                                                            390,258
     Accumulated net realized loss on investments and foreign currency transactions             (49,538,867)
     Net unrealized appreciation from investments and foreign currency translations               3,074,415
                                                                                             --------------
        Net Assets                                                                           $   45,121,291
                                                                                             ==============
     Shares outstanding                                                                           6,216,250
                                                                                             --------------
     Net asset value, offering price, and redemption price per share                         $         7.26
                                                                                             ==============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INTERNATIONAL FOCUS PORTFOLIO STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2003 (Unaudited)

INVESTMENT INCOME (Note 1)
     Dividends                                                                               $      678,883
     Interest                                                                                        13,397
     Foreign taxes withheld                                                                         (97,727)
                                                                                             --------------
        Total investment income                                                                     594,553
                                                                                             --------------
EXPENSES
     Investment advisory fees (Note 2)                                                              172,039
     Administrative services fees (Note 2)                                                           36,025
     Printing fees (Note 2)                                                                          26,629
     Registration fees                                                                               22,689
     Legal fees                                                                                      16,873
     Custodian fees                                                                                  13,591
     Audit fees                                                                                      10,341
     Insurance expense                                                                                4,319
     Transfer agent fees                                                                              2,781
     Directors' fees                                                                                  1,152
     Miscellaneous expense                                                                            1,877
                                                                                             --------------
        Total expenses                                                                              308,316
     Less: fees waived (Note 2)                                                                    (104,020)
                                                                                             --------------
        Net expenses                                                                                204,296
                                                                                             --------------
           Net investment income                                                                    390,257
                                                                                             --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
  FOREIGN CURRENCY RELATED ITEMS
     Net realized loss from investments                                                          (4,965,573)
     Net realized loss on foreign currency transactions                                              (1,737)
     Net change in unrealized appreciation (depreciation) from investments                        5,456,280
     Net change in unrealized appreciation (depreciation) from foreign currency translations         (9,456)
                                                                                             --------------
     Net realized and unrealized gain from investments and foreign currency related items           479,514
                                                                                             --------------
     Net increase in net assets resulting from operations                                    $      869,771
                                                                                             ==============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INTERNATIONAL FOCUS PORTFOLIO STATEMENTS OF CHANGES IN NET ASSETS

                                                                              FOR THE SIX MONTHS
                                                                                   ENDED               FOR THE YEAR
                                                                                APRIL 30, 2003             ENDED
                                                                                  (UNAUDITED)         OCTOBER 31, 2002
                                                                              -------------------   --------------------
FROM OPERATIONS
     Net investment income                                                    $           390,257   $           556,353
     Net realized loss from investments and foreign currency transactions              (4,967,310)          (17,923,041)
     Net change in unrealized appreciation (depreciation) from
          investments and foreign currency translations                                 5,446,824            12,080,198
                                                                              -------------------   --------------------
          Net increase (decrease) in net assets resulting from operations                 869,771            (5,286,490)
                                                                              -------------------   --------------------
FROM DIVIDENDS
     Dividends from net investment income                                                (296,818)                   --
                                                                              -------------------   --------------------
FROM CAPITAL SHARE TRANSACTIONS (Note 5)
     Proceeds from sale of shares                                                      13,927,503            47,787,175
     Reinvestment of dividends                                                            294,006                    --
     Net asset value of shares redeemed                                               (14,237,990)          (93,557,377)
                                                                              -------------------   --------------------
          Net decrease in net assets from capital share transactions                      (16,481)          (45,770,202)
                                                                              -------------------   --------------------
     Net increase (decrease) in net assets                                                556,472           (51,056,692)
NET ASSETS
     Beginning of period                                                               44,564,819            95,621,511
                                                                              -------------------   --------------------
     End of period                                                            $        45,121,291   $        44,564,819
                                                                              ===================   ===================
UNDISTRIBUTED NET INVESTMENT INCOME                                           $           390,258   $           296,819
                                                                              ===================   ===================

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INTERNATIONAL FOCUS PORTFOLIO FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)

                                                      FOR THE SIX
                                                      MONTHS ENDED                     FOR THE YEAR ENDED OCTOBER 31,
                                                     APRIL 30, 2003      --------------------------------------------------------
                                                       (UNAUDITED)            2002                2001                  2000
                                                     ---------------     ----------------    ----------------    ----------------
PER SHARE DATA
     Net asset value, beginning of period            $          7.19     $           8.13    $          17.61    $          18.85
                                                     ---------------     ----------------    ----------------    ----------------
INVESTMENT OPERATIONS
     Net investment income                                      0.06                 0.07(1)             0.09                0.22(1)
     Net gain (loss) on investments
          and foreign currency related items
          (both realized and unrealized)                        0.06                (1.01)              (3.18)              (0.46)
                                                     ---------------     ----------------    ----------------    ----------------
            Total from investment operations                    0.12                (0.94)              (3.09)              (0.24)
                                                     ---------------     ----------------    ----------------    ----------------
LESS DIVIDENDS AND DISTRIBUTIONS
     Dividends from net investment income                      (0.05)                  --               (0.21)              (0.78)
     Distributions from net realized gains                        --                   --               (6.18)              (0.22)
                                                     ---------------     ----------------    ----------------    ----------------
            Total dividends and distributions                  (0.05)                  --               (6.39)              (1.00)
                                                     ---------------     ----------------    ----------------    ----------------
NET ASSET VALUE, END OF PERIOD                       $          7.26     $           7.19    $           8.13    $          17.61
                                                     ===============     ================    ================    ================
            Total return(2)                                     1.66%              (11.56)%            (26.56)%             (1.98)%

RATIOS AND SUPPLEMENTAL DATA
     Net assets, end of period (000s omitted)        $        45,121     $         44,565    $         95,622    $        356,004
          Ratio of expenses to average net assets(3)            0.95%(4)             0.95%               0.95%               0.97%
          Ratio of net investment income
            to average net assets                               1.81%(4)             0.87%               0.61%               0.74%
          Decrease reflected in above operating
            expense ratios due to waivers/
            reimbursements                                      0.48%(4)             0.39%               0.23%               0.19%
     Portfolio turnover rate                                      77%                 161%                134%                111%


                                                       FOR THE YEAR ENDED OCTOBER 31,
                                                     -----------------------------------
                                                          1999               1998
                                                     ---------------    ----------------
PER SHARE DATA
     Net asset value, beginning of period                      14.41    $          16.51
                                                     ---------------    ----------------
INVESTMENT OPERATIONS
     Net investment income                                      0.20(1)             0.21
     Net gain (loss) on investments
          and foreign currency related items
          (both realized and unrealized)                        4.38               (0.91)
                                                     ---------------    ----------------
            Total from investment operations                    4.58               (0.70)
                                                     ---------------    ----------------
LESS DIVIDENDS AND DISTRIBUTIONS
     Dividends from net investment income                      (0.14)              (0.18)
     Distributions from net realized gains                        --               (1.22)
                                                     ---------------    ----------------
            Total dividends and distributions                  (0.14)              (1.40)
                                                     ---------------    ----------------
NET ASSET VALUE, END OF PERIOD                       $         18.85               14.41
                                                     ===============    ================
            Total return(2)                                    32.02%              (4.11)%

RATIOS AND SUPPLEMENTAL DATA
     Net assets, end of period (000s omitted)        $       551,830    $      1,019,242
          Ratio of expenses to average net assets(3)            0.96%               0.95
          Ratio of net investment income
            to average net assets                               1.23%               1.21%
          Decrease reflected in above operating
            expense ratios due to waivers/
            reimbursements                                      0.17%               0.13%
     Portfolio turnover rate                                     120%                114%

----------
(1) Per share information is calculated using the average share outstanding method.
(2) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.
(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the net expense ratio by .00%, .02%, .01% and .00% for the years ended October 31, 2001, 2000, 1999, and 1998, respectively. The net operating expense ratio after these arrangements was .95% for the years ended October 31, 2001, 2000, 1999, and 1998, respectively. For the year ended October 31, 2002, and the six months ended April 30, 2003, there were no transfer agent credits.
(4)  Annualized.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INTERNATIONAL FOCUS PORTFOLIO NOTES TO FINANCIAL STATEMENTS
April 30, 2003 (Unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse Institutional Fund, Inc. (the "Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and currently offers seven managed investment funds, one of which, the International Focus Portfolio (the "Portfolio"), is contained in this report. The Portfolio is classified as diversified and has long-term capital appreciation as its investment objective. The Fund was incorporated under the laws of the State of Maryland on May 14, 1992.

   A) SECURITY VALUATION -- The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. on each day the Exchange is open for business. The Portfolio's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded. If no sales are reported, equity investments are generally valued at the most recent bid price. Debt securities with a remaining maturity greater than 60 days are valued on the basis of broker quotations or valuations provided by a pricing service that may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors under procedures established by the Board of Directors in the absence of readily ascertainable market values. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's fair value.

   B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Portfolio are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) SHORT-TERM INVESTMENTS -- The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

   H) FORWARD FOREIGN CURRENCY CONTRACTS -- The Portfolio may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Portfolio will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At April 30, 2003, the Portfolio had no open forward foreign currency contracts.

   I) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Portfolio in connection with securities lending activity may be invested in a variety of investments including certain CSAM-advised funds or the AIM Institutional Funds -- Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Portfolio had no securities out on loan during the six months ended April 30, 2003.

   Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Portfolio to act as the Portfolio's securities lending agent. Prior to April 1, 2003, CSFB had agreed to charge the Portfolio fees for its securities lending activities equal to its costs in providing services as securities lending agent and had voluntarily waived such fees through March 31, 2003. Effective April 1, 2003, the Portfolio and CSFB entered into an arrangement to share the income earned from securities lending activities, whereby, generally, the Portfolio will receive 75% and CSFB will receive 25% of the income, in accordance with the provisions of the securities lending agency agreement. If CSFB should enter into a securities lending agency agreement with another comparable investment company client under which it will receive a smaller proportion of the fees, its fee agreement with the Portfolio shall be reduced to such lower fee amount.

   J) OTHER -- The Portfolio may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

   The Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or gains are earned.

   The Portfolio may invest up to 10% of its net assets in non-publicly traded securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by the Portfolio or the current carrying values, and the difference could be material.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Portfolio. For its investment advisory services, CSAM is entitled to receive a fee from the Portfolio at an annual rate of 0.80% of the Portfolio's average daily net assets. For the six months ended April 30, 2003, investment advisory fees earned and voluntarily waived were $172,039 and $104,020, respectively.

   Credit Suisse Asset Management Limited (CSAM U.K.) ("CSAM Ltd. U.K."), Credit Suisse Asset Management Limited (CSAM Japan) ("CSAM Ltd. Japan") and Credit Suisse Asset Management Limited (CSAM Australia) ("CSAM Ltd. Australia") each an affiliate of CSAM, are sub-investment advisers to the Portfolio. CSAM Ltd. U.K., CSAM Ltd. Japan, and CSAM Ltd. Australia's sub-investment advisory fees are paid by CSAM out of CSAM's net investment advisory fee and are not paid by the Portfolio.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB, serve as co-administrators to the Portfolio.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Portfolio's average daily net assets. For the six months ended April 30, 2003, co-administrative services fees earned by CSAMSI were $21,505.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee structure calculated in total for all the Credit Suisse Funds/Portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio.

           AVERAGE DAILY NET ASSETS                ANNUAL RATE
           ------------------------                -----------
           First $ 5 billion                 .050% of average daily net assets
           Next $ 5 billion                  .035% of average daily net assets
           Over $ 10 billion                 .020% of average daily net assets

   For the six months ended April 30, 2003, co-administrative service fees earned by SSB (including out-of-pocket expenses) were $14,520.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the six months ended April 30, 2003, Merrill was paid $6,326 for its services to the Portfolio.

NOTE 3. LINE OF CREDIT

   The Portfolio, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $150 million committed, unsecured line of credit facility ("Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and State Street Bank and Trust Company as operations agent for temporary or emergency purposes. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At April 30, 2003 the Portfolio had no loans under the Credit Facility. During the six months ended April 30, 2003, the Portfolio had borrowings under the Credit Facility as follows:

           AVERAGE DAILY        WEIGHTED AVERAGE           MAXIMUM DAILY
           LOAN BALANCE         INTEREST RATE %           LOAN OUTSTANDING
           -------------        ----------------          ----------------
           $ 4,514,000                1.758%                  $ 4,744,000

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the six months ended April 30, 2003, purchases and sales of investment securities (excluding short-term investments) were $32,863,841 and $ 31,975,945, respectively.

   At April 30, 2003, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were: $41,721,095, $4,296,252, $(1,219,639) and $3,076,613, respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

   The Fund is authorized to issue up to sixteen billion full and fractional shares of common stock of separate series having a $.001 par value per share. Shares of seven series have been classified, one of which constitutes the interest in the Portfolio. Transactions in capital shares of the Portfolio were as follows:

                                             FOR THE SIX MONTHS ENDED     FOR THE YEAR ENDED
                                            APRIL 30, 2003 (UNAUDITED)     OCTOBER 31, 2002
                                            --------------------------   --------------------
Shares sold                                         2,023,253                  5,543,906
Shares issued in reinvestment of dividends             40,891                         --
Shares redeemed                                    (2,043,810)               (11,109,322)
                                                   ----------                -----------
Net increase (decrease)                                20,334                 (5,565,416)
                                                   ==========                ===========

   On April 30, 2003, the number of shareholders that held 5% or more of the outstanding shares of the Fund were as follows:

                        NUMBER OF                  APPROXIMATE PERCENTAGE
                      SHAREHOLDERS                  OF OUTSTANDING SHARES
                      ------------                 ----------------------
                            5                                 83%

   Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

NOTE 6. PROPOSED REORGANIZATION

   On May 20, 2003, the Board of Directors of the Fund, approved a proposed reorganization (the "Reorganization") with Credit Suisse Institutional International Fund, Inc. ("International Fund"). If the Reorganization is completed, each shareholder of the International Fund would become a shareholder of the Portfolio and would receive on a tax-free basis shares of the Portfolio with the same aggregate net asset value as their shares of the International Fund. Completion of the Reorganization requires the approval of the shareholders of the International Fund.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INTERNATIONAL FOCUS PORTFOLIO SHAREHOLDER MEETING RESULTS (UNAUDITED)

   A special meeting of shareholders of the Credit Suisse Institutional Fund, Inc. -- International Focus Portfolio (the "Portfolio") was held at 466 Lexington Avenue, 16th Floor, New York, NY 10017 on April 11, 2003 and adjourned to May 2, 2003 and May 16, 2003. The following matters were voted upon by the shareholders of the Portfolio and the results are presented below. Shares delivered not voted are included on the total for the proposals. All proposals were approved except proposal 4, which required the affirmative vote of a majority of the shares of the Fund.

   1. To Elect the Following Nominees as Directors:

                                          FOR           WITHHELD
                                        ---------       --------
           Richard H. Francis           4,434,328       303,804
           Jack W. Fritz                4,434,328       303,804
           Joseph D. Gallagher          4,434,328       303,804
           Jeffrey E. Garten            4,433,806       304,326
           Peter F. Krogh               4,434,328       303,804
           James S. Pasman, Jr.         4,434,328       303,804
           Steven N. Rappaport          4,434,328       303,804
           William W. Priest            4,433,806       304,326

           Total Eligible Shares        6,125,844
           Total Shares Voted           4,738,132
           % of Shares Voted                77.35%

   2-A. To Modify the Fundamental Investment Restriction on Borrowing Money:

                                             % OF TOTAL SHARES     % OF TOTAL
                                 SHARES         OUTSTANDING       SHARES VOTED
                                ---------    -----------------    ------------
           For                  4,378,132           71.47%           92.40%
           Against                  3,666            0.06%            0.08%
           Abstain                303,804            4.96%            6.41%
           Broker Non-votes        52,530            0.86%            1.11%

   2-B. To Modify the Fundamental Investment Restriction on Lending:

                                            % OF TOTAL SHARES      % OF TOTAL
                                 SHARES        OUTSTANDING        SHARES VOTED
                                ---------    -----------------    ------------
           For                  4,378,133            71.47%          92.40%
           Against                  3,278             0.05%           0.07%
           Abstain                304,191             4.97%           6.42%
           Broker Non-votes        52,530             0.86%           1.11%

   2-C. To Modify the Fundamental Investment Restriction on Real Estate
Investments:

                                             % OF TOTAL SHARES     % OF TOTAL
                                 SHARES          OUTSTANDING      SHARES VOTED
                                ---------    -----------------    ------------
           For                  4,378,086            71.47%          92.40%
           Against                  3,712             0.06%           0.08%
           Abstain                303,804             4.96%           6.41%
           Broker Non-votes        52,530             0.86%           1.11%

   2-D. To Remove the Fundamental Investment Restriction on Short Sales:

                                             % OF TOTAL SHARES     % OF TOTAL
                                 SHARES         OUTSTANDING       SHARES VOTED
                                ---------    -----------------    ------------
           For                  4,377,699            71.46%          92.39%
           Against                  3,712             0.06%           0.08%
           Abstain                304,191             4.97%           6.42%
           Broker Non-votes        52,530             0.86%           1.11%

   2-E. To Remove the Fundamental Investment Restriction on Margin Transactions:

                                             % OF TOTAL SHARES     % OF TOTAL
                                 SHARES         OUTSTANDING       SHARES VOTED
                                ---------    -----------------    ------------
           For                  4,378,444            71.48%          92.41%
           Against                  3,354             0.06%           0.07%
           Abstain                303,804             4.96%           6.41%
           Broker Non-votes        52,530             0.86%           1.11%

   2-F. To Remove the Fundamental Investment Restriction on Investments in Oil, Gas and Mineral Programs:

                                             % OF TOTAL SHARES     % OF TOTAL
                                 SHARES          OUTSTANDING      SHARES VOTED
                                ---------    -----------------    ------------
           For                  4,378,086            71.47%          92.40%
           Against                  3,712             0.06%           0.08%
           Abstain                303,804             4.96%           6.41%
           Broker Non-votes        52,530             0.86%           1.11%

   2-G. To Remove the Fundamental Investment Restriction on Investments in Securities of Issuers That Have Been in Operation Less than Three Years:

                                             % OF TOTAL SHARES     % OF TOTAL
                                 SHARES          OUTSTANDING      SHARES VOTED
                                ---------    -----------------    ------------
           For                  4,380,361            71.51%          92.45%
           Against                  1,437             0.02%           0.03%
           Abstain                303,804             4.96%           6.41%
           Broker Non-votes        52,530             0.86%           1.11%

   2-H. To Remove the Fundamental Investment Restriction on Pledging Assets:

                                             % OF TOTAL SHARES     % OF TOTAL
                                 SHARES          OUTSTANDING      SHARES VOTED
                                ---------    -----------------    ------------
           For                  4,378,520            71.48%          92.41%
           Against                  3,278             0.05%           0.07%
           Abstain                303,804             4.96%           6.41%
           Broker Non-votes        52,530             0.86%           1.11%

   2-I. To Remove the Fundamental Investment Restriction on Investments in Securities Issued by Other Investment Companies:

                                             % OF TOTAL SHARES     % OF TOTAL
                                 SHARES          OUTSTANDING      SHARES VOTED
                                ---------    -----------------    ------------
           For                  4,381,419            71.52%          92.47%
           Against                    379             0.01%           0.01%
           Abstain                303,804             4.96%           6.41%
           Broker Non-votes        52,530             0.86%           1.11%

   2-J. To Remove the Fundamental Investment Restriction on Acquiring More than 10% of Voting Securities of Any One Issuer:

                                             % OF TOTAL SHARES     % OF TOTAL
                                 SHARES         OUTSTANDING       SHARES VOTED
                                ---------    -----------------    ------------
           For                  4,374,677            71.41%          92.33%
           Against                  7,121             0.12%           0.15%
           Abstain                303,804             4.96%           6.41%
           Broker Non-votes        52,530             0.86%           1.11%

   3. To Change the Fund's Investment Objective from Fundamental to Non-Fundamental:

                                             % OF TOTAL SHARES     % OF TOTAL
                                 SHARES         OUTSTANDING       SHARES VOTED
                                ---------    -----------------    ------------
           For                  4,376,151            71.44%          92.36%
           Agai nst                 5,647             0.09%           0.12%
           Abstain                303,804             4.96%           6.41%
           Broker Non-votes        52,530             0.86%           1.11%

   4. To Amend the Charter Document to Allow Involuntary Redemptions:

                                             % OF TOTAL SHARES     % OF TOTAL
                                 SHARES         OUTSTANDING       SHARES VOTED
                                ---------    -----------------    ------------
           For                  4,378,728            71.48%          92.42%
           Against                  3,069             0.05%           0.06%
           Abstain                303,804             4.96%           6.41%
           Broker Non-votes        52,531             0.86%           1.11%

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INTERNATIONAL FOCUS PORTFOLIO PRIVACY POLICY NOTICE

   We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

   In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

   We may collect nonpublic information about you from the following sources:

   - Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

   -  Information about your transactions with us, our affiliates, or others.

   We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law. In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates. We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

   We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

   NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), CSAM CAPITAL INC., AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM SPONSORED AND ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF MAY 20, 2003.

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

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

[CREDIT SUISSE INSTITUTIONAL FUND LOGO]

P.O. BOX 55030, BOSTON, MA 02205-5030
800-222-8977 - www.csam-americas.com

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.      CSINI-3-0403

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE
INSTITUTIONAL FUND

SEMIANNUAL REPORT

APRIL 30, 2003
(UNAUDITED)

CREDIT SUISSE INSTITUTIONAL FUND, INC.
- LARGE CAP VALUE PORTFOLIO
- SMALLCAP GROWTH PORTFOLIO
- SELECT EQUITY PORTFOLIO
- CAPITAL APPRECIATION PORTFOLIO
- HARBINGER PORTFOLIO
- INVESTMENT GRADE FIXED INCOME PORTFOLIO

MORE COMPLETE INFORMATION ABOUT THE FUND AND THE PORTFOLIOS, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-222-8977 OR BY WRITING TO CREDIT SUISSE INSTITUTIONAL FUND, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3147. CREDIT SUISSE INSTITUTIONAL FUND IS ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE PORTFOLIOS' INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE PORTFOLIOS' MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF APRIL 30, 2003; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- LARGE CAP VALUE PORTFOLIO SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2003

                                                                    June 2, 2003

Dear Shareholder:

   For the six months ended April 30, 2003, Credit Suisse Institutional Fund, Inc. -- Large Cap Value Portfolio(1) (the "Portfolio") had a gain of 2.21%, versus an increase of 5.25% for the Russell 1000(R) Value Index.(2)

   The period was a volatile but ultimately positive one for the U.S. stock market. The threat of war, a soft economy and a clouded profit outlook hampered stocks through much of the period. Equities ended the period on a positive note, however, rallying in April in the wake of a seemingly swift and successful U.S.-led mission in Iraq. The quick end to the war supported stocks by lowering risk thresholds in general. It also calmed investors' worries over worst-case scenarios regarding energy costs, a key factor in the economy.

   Against this backdrop, the Portfolio had a gain but underperformed its benchmark. Stocks that hindered the Portfolio included certain technology and industrial-type holdings. Another factor that hampered performance was the Portfolio's overweighting in the consumer-staples sector, which struggled. On the positive side, stocks that contributed positively to the Portfolio's return included its consumer-discretionary, transportation and producer-durables holdings.

   We have a cautious intermediate-term view on corporate earnings. We think that earning growth will be sluggish for the next quarter at least, although we are more optimistic looking to the latter part of 2003. Assuming that the Iraq situation remains under control, we believe that Washington will be more and more likely to deliver a fiscal stimulus package. The Federal Reserve, meanwhile, seems to be in no hurry to raise interest rates. At some point, the benefits of historically low rates might prove more supportive of growth. In addition, oil prices have fallen back since spiking early this year. If the trend continues, it could have the equivalent effect of a tax cut, in terms of its impact on discretionary spending.

   For our part, we are operating on the assumption that stock selection, as opposed to sector re-allocation, will be key to performance this year. Within a variety of industries, our focus will remain on companies we deem to have good or improving cash flows, the ability and willingness to improve their balance sheets, and competitive products and services.

The Credit Suisse Value Team

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE PORTFOLIO'S INVESTMENTS. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE PORTFOLIO COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                 AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2003(1)

ONE YEAR            FIVE YEAR           SINCE INCEPTION         INCEPTION DATE
--------            ---------           ---------------         --------------
(21.65%)             (0.75%)                 3.31%                 6/30/97

                 AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2003(1)

ONE YEAR            FIVE YEAR            SINCE INCEPTION        INCEPTION DATE
--------            ---------           ---------------         --------------
(14.64%)              0.13%                  4.21%                 6/30/97

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

(2) The Russell 1000(R) Value Index measures the performance of those companies in the Russell 1000(R) Index with lower price-to-book ratios and lower forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- SMALL CAP GROWTH PORTFOLIO SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2003

                                                                    June 2, 2003

Dear Shareholder:

   For the six months ended April 30, 2003, Credit Suisse Institutional Fund, Inc. -- Small Cap Growth Portfolio(1) (the "Portfolio") had a gain of 4.97%, versus an increase of 7.65% for the Russell 2000(R) Growth Index.(2)

   The period was a volatile but ultimately positive one for the U.S. stock market. The threat of war, a soft economy and a clouded profit outlook hampered stocks through much of the period. Equities ended the period on a positive note, however, rallying in April in the wake of a seemingly swift and successful U.S.-led mission in Iraq. The quick end to the war supported stocks by lowering risk thresholds in general. It also calmed investors' worries over worst-case scenarios regarding energy costs, a key factor in the economy.

   The Portfolio had a gain, yet underperformed its benchmark. We attribute this primarily to the Portfolio's financial-services and health-care stocks. While the Portfolio's holdings in both sectors collectively had positive returns in the period, they lagged the Portfolio's benchmark's return in these sectors. On the positive side, good performers for the Portfolio included its transportation and producer durables holdings.

   With respect to sector allocation, we increased our exposure to the technology area late in 2002. We added a number of software and electronic names based on their valuations and a better inventory backdrop; we have since trimmed or eliminated some of these positions, as they quickly tested our upside price disciplines. We remained overweighted in health care, based on the sector's relatively stable earnings growth within an uncertain economic environment. That said, we selectively sold some health-care stocks in early 2003. Elsewhere of note, we remained about neutrally weighted in energy.

   We believe that the economy may stay on a positive yet tepid growth path for the rest of the year, with a possible economic acceleration heading into 2004. Thus, while an easing of geopolitical risk could continue to support stocks for a while, a broad-based improvement in revenue growth could be forestalled. With much of the recent corporate profits coming from productivity gains, revenue growth in our view is necessary for sustainable earnings growth. For our part, we believe that individual stock selection is critical in this environment, and our focus will remain on companies we deem to have solid finances and compelling business plans.

Elizabeth B. Dater                             Sammy Oh
Co-Portfolio Manager                           Co-Portfolio Manager

   INVESTMENTS IN SMALL COMPANIES MAY BE MORE VOLATILE AND LESS LIQUID THAN INVESTMENTS IN LARGER COMPANIES.

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE PORTFOLIO'S INVESTMENTS. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE PORTFOLIO COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                 AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2003(1)

ONE YEAR            FIVE YEAR           SINCE INCEPTION         INCEPTION DATE
--------            ---------           ---------------         --------------
(31.82%)             (7.70%)                 2.13%                 12/29/95

                 AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2003(1)

ONE YEAR            FIVE YEAR           SINCE INCEPTION         INCEPTION DATE
--------            ---------           ---------------         --------------
(25.22%)             (6.23%)                 3.05%                 12/29/95

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

(2) The Russell 2000(R) Growth Index measures the performance of those companies in the Russell 2000(R) Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- SELECT EQUITY PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2003

                                                                    June 2, 2003

Dear Shareholder:

   For the six months ended April 30, 2003, Credit Suisse Institutional Fund, Inc. -- Select Equity Portfolio(1) (the "Portfolio") had a gain of 3.37%, versus an increase of 4.48% for the Standard & Poor's 500 Index.(2)

   The U.S. equity market had volatile, yet ultimately positive performance in the period. Stocks struggled through much of the period, beset by war fears and by a weakening economic outlook. However, the market rallied in April, in the wake of a seemingly swift and successful U.S.-led mission in Iraq. The quick end to the war calmed investors' worries over worst-case scenarios regarding energy costs, a key factor in the economy. A plus for market sentiment were earnings reports from U.S. companies, which mostly met or exceeded consensus estimates. We note, however, that earnings were achieved through asset sales, lower corporate tax rates, favorable foreign exchange rates and other non-recurring means, rather than from improved sales or better pricing.

   The Portfolio had a gain, although it slightly lagged its benchmark. Most of the underperformance occurred in April, when certain of the Portfolio's financial-services and industrial holdings lagged the market. On the positive side, stocks that aided the Portfolio for the period included certain consumer-staples and energy stocks.

   We continue to believe that 2003 will likely be a year of benign economic growth. The easing of geopolitical risk may continue to support stocks for a while, though until there is a broad-based improvement in revenue growth, enabling companies to improve their balance sheets and increase their capital spending, we do not expect to see a sustainable rally. Within such an environment, we believe that individual stock selection will prove critical.

   In terms of sector allocation, we ended the period with an underweighting in financial services, due to our credit concerns and flattening margins, though we maintained investments in insurance companies that we believe have pricing power and limited credit exposure. We continued to underweight technology, given the remote likelihood of a near-term surge in capital spending, and we mostly avoided telecom and utility companies. Our meaningful overweights, as of April 30, were the energy and industrial sectors.

D. Susan Everly                                 Sheryl M. Hempel
Co-Portfolio Manager                            Co-Portfolio Manager

Margaret D. Miller                              Sarah J. Dyer
Co-Portfolio Manager                            Co-Portfolio Manager

   THE PORTFOLIO IS PERMITTED TO INVEST A GREATER PROPORTION OF ITS ASSETS IN THE SECURITIES OF A SMALLER NUMBER OF ISSUERS. AS A RESULT, THE PORTFOLIO MAY BE SUBJECT TO GREATER VOLATILITY WITH RESPECT TO ITS RESPECTIVE PORTFOLIO SECURITIES THAN A PORTFOLIO THAT IS MORE BROADLY DIVERSIFIED.

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE PORTFOLIO'S INVESTMENTS. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE PORTFOLIO COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                 AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2003(1)

       ONE YEAR                 SINCE INCEPTION              INCEPTION DATE
       --------                 ---------------              --------------
       (23.57%)                    (20.34%)                     1/31/02

                 AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2003(1)

       ONE YEAR                 SINCE INCEPTION              INCEPTION DATE
       --------                 ---------------              --------------
       (14.18%)                    (15.26%)                     1/31/02

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

(2) The Standard & Poor's 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc. Investors cannot invest directly in an index.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- CAPITAL APPRECIATION PORTFOLIO SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2003

                                                                    June 2, 2003

Dear Shareholder:

   For the six months ended April 30, 2003, Credit Suisse Institutional Fund, Inc. -- Capital Appreciation Portfolio(1) (the "Portfolio") had a gain of 1.36%, versus an increase of 4.27% for the Russell 1000(R) Growth Index.(2)

   The period was a volatile but ultimately positive one for the U.S. stock market. The threat of war, a soft economy and a clouded profit outlook hampered stocks through much of the period. Equities ended the period on a positive note, however, rallying in April in the wake of a seemingly swift and successful U.S.-led mission in Iraq. The quick end to the war supported stocks by lowering risk thresholds in general. It also calmed investors' worries over worst-case scenarios regarding energy costs, a key factor in the economy.

   Against this backdrop, the Portfolio had a gain but underperformed its benchmark. Stocks that hindered the Portfolio included its pharmaceutical holdings and consumer-discretionary holdings. On the positive side, stocks that aided the Portfolio included specific producer durables holdings and an air-freight stock.

   In terms of sector strategy, we remained fairly well diversified in the period, with an overweighting in the consumer-discretionary area (including media stocks). We added to the health-care sector, where we were also overweighted as of the end of the period. We believe that the health-care sector is one of the better areas with respect to secular revenue generation, in an economy where revenue growth has been lackluster. One sector weighting we reduced was financial services, mostly on stock-specific factors. We pared or eliminated positions in certain companies that, while we believe them to be strong franchises, have a clouded intermediate-term earnings outlook. Elsewhere of note, we maintained a roughly neutral weighting in technology.

   Barring other military flare-ups anytime soon, we believe Washington may now be more inclined to deliver on tax cuts and other stimulus packages this year. That said, the economy might remain sluggish for a spell, with a material recovery in corporate earnings pushed out perhaps to the fourth quarter of 2003 or later. Amid the uncertainty, our focus will remain on identifying high-quality companies we feel have good or improving revenue growth and the potential for significant profit-margin gains as revenues rise.

Jeffrey T. Rose                                 Marian U. Pardo
Co-Portfolio Manager                            Co-Portfolio Manager

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE PORTFOLIO'S INVESTMENTS. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE PORTFOLIO COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                 AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2003(1)

       ONE YEAR                 SINCE INCEPTION              INCEPTION DATE
       --------                 ---------------              --------------
       (27.65%)                    (26.02%)                     1/31/02

                 AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2003(1)

       ONE YEAR                 SINCE INCEPTION              INCEPTION DATE
       --------                 ---------------              --------------
       (16.72%)                    (20.86%)                     1/31/02

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

(2) The Russell 1000(R) Growth Index measures the performance of those companies in the Russell 1000(R) Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- HARBINGER PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2003

                                                                    June 2, 2003

Dear Shareholder:

   Credit Suisse Institutional Fund, Inc. -- Harbinger Portfolio(1) (the "Portfolio") had a loss of 3.00% for the period beginning January 15, 2003 (the Portfolio's inception date) and ending April 30, 2003. By comparison, the Russell 2000(R) Growth Index and the Russell 2500(TM) Growth Index(2) had same-period increases of 0.44% and 1.37%, respectively.

   The reporting period was a volatile one for stocks, with the threat and reality of war a major driver of market sentiment. Early in the year stocks fell sharply, hurt by worries that the war with Iraq might be a lengthy, expensive, one, which raised investors' risk thresholds. A spike in energy costs added to the market's woes. In April, however, stocks for the most part recovered, buoyed in the wake of a swift and successful U.S.-led mission.

   In this environment, the Portfolio had a loss, hindered by declines in certain of its holdings. These included a medical-services company whose stock fell when its CEO announced his resignation in March. In a period where uncertainty in general was a major market driver, the stock came under selling pressure (the stock had a positive April, but still had a loss for the period). Other stocks that underperformed included specific technology and media holdings. On the positive side, good performers for the Portfolio included certain consumer holdings, such as a company that operates a chain of natural food grocery stores.

   Barring a turn for the worse on the geopolitical front, we think that risk thresholds could continue to fall. That said, we believe that economic growth over the next year might be modest at best, causing markets to periodically pull back on soft economic and earnings data. For our part, we will continue to attempt to add value via individual stock selection, looking for companies we believe have capable managements and compelling products or services.

Elizabeth B. Dater          Robert S. Janis         Calvin E. Chung
Portfolio Manager           Portfolio Manager       Associate Portfolio Manager

   BECAUSE OF THE NATURE OF THE PORTFOLIO'S POST-VENTURE-CAPITAL INVESTMENTS AND CERTAIN AGGRESSIVE STRATEGIES IT MAY USE, AN INVESTMENT IN THE PORTFOLIO MAY NOT BE APPROPRIATE FOR ALL INVESTORS.

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE PORTFOLIO'S INVESTMENTS. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE PORTFOLIO COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                   CUMULATIVE RETURNS AS OF MARCH 31, 2003(1)

              SINCE INCEPTION                            INCEPTION DATE
              ---------------                            --------------
                 (12.20%)                                    1/15/03

                   CUMULATIVE RETURNS AS OF APRIL 30, 2003(1)

              SINCE INCEPTION                            INCEPTION DATE
              ---------------                            --------------
                  (3.00%)                                    1/15/03

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

(2) Effective February 28, 2003, the Portfolio changed its performance benchmark from the Russell 2000(R) Growth Index to the Russell
     2500(TM) Growth Index. The Russell 2000(R) Growth Index measures the performance of those companies in the Russell 2000(R) Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. The Russell 2500(TM) Growth Index measures the performance of those companies in the Russell 2500(TM) Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

CREDIT SUISSE INSTITUTIONAL FUND, INC. --
INVESTMENT GRADE FIXED INCOME PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2003

                                                                    June 2, 2003

Dear Shareholder:

   For the six months ended April 30, 2003, the Credit Suisse Institutional Fund, Inc. -- Investment Grade Fixed Income Portfolio(1) (the "Portfolio") returned 3.92%, versus a same-period gain of 4.32% for the Lehman Brothers U.S. Aggregate Bond Index.(2)

   The Portfolio underperformed its benchmark due to security selection within corporate asset-backed securities ("ABS"). More specifically, we owned an ABS secured by commercial aircraft whose own value declined as airline-industry operating conditions deteriorated. The price of this ABS was marked down during the six-month period and had a negative impact on the Portfolio's relative return.

   Several other aspects of our investment approach were much more successful. For example:

   - We structured the Portfolio's spread-based exposure as a "credit barbell" consisting of high-beta investment-grade corporate bonds on one end, and AAA-rated low-beta securitized debt issues on the other end. Corporates were especially additive to performance. Our wide diversification within the universe of issuers worked to our advantage, as did our industry allocations and individual security selection.

   - We generated above-benchmark results in securitized debt. Two aspects of our positioning were especially helpful in this regard. First, we favored mortgage-backed securities ("MBS") and commercial MBS ("CMBS"), both of which generated solidly positive excess returns versus comparable-duration Treasuries. Second, our MBS security selection concentrated on recently originated issues with good prepayment protection and attractive financing.

   - We held a small allocation of inflation-linked Treasury bonds (known as "TIPS", or Treasury Inflation-Protected Securities), which we felt offered desirable valuations as well as the potential for capital appreciation if perceived or actual inflation should rise. Our analysis proved on target, as nominal inflation moved higher in early 2003 and TIPS prices gained accordingly.

   We are optimistic about the prospects for spread-based fixed income sectors, albeit less so than previously. Although highest-quality securities appear fully valued to us at present, we think spread product remains generally appealing for its yields and positive sensitivity to economic growth. We expect U.S. economic growth to eventually revive from both the ample monetary and fiscal stimulus currently in place. Corporate bonds are particularly well-positioned to perform well in such an environment, in our opinion.

   Our asset allocation continues to utilize the barbell approach we described earlier, which highlights corporates and securitized debt.

   Although our view on valuations has prompted us to reduce aggregate corporate exposure to benchmark-neutral from an overweight, we still see areas of opportunity among lower-quality corporates. Our securitized holdings emphasize ABS and CMBS, and we continue to use AAA-rated ABS as a less-risky surrogate for highest-quality corporates.

CREDIT SUISSE FIXED INCOME MANAGEMENT TEAM

Jo Ann Corkran
Leland E. Crabbe
Suzanne E. Moran
David N. Fisher

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE PORTFOLIO'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE, AND THEIR IMPACT ON THE PORTFOLIO COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                   CUMULATIVE RETURNS AS OF MARCH 31, 2003(1)

               SINCE INCEPTION                  INCEPTION DATE
               ---------------                  --------------
                    7.35%                           5/1/02

                   CUMULATIVE RETURNS AS OF APRIL 30, 2003(1)

               SINCE INCEPTION                  INCEPTION DATE
               ---------------                  --------------
                    8.24%                           5/1/02

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

(2) The Lehman Brothers U.S. Aggregate Bond Index is composed of the Lehman Brothers Government/Corporate Bond Index and the Lehman Brothers Mortgage-Backed Securities Index. The U.S. Aggregate Bond Index includes U.S. Treasury and agency issues, corporate bond issues and mortgage-backed securities rated investment-grade or higher by Moody's Investors' Service, the Standard & Poor's Division of The McGraw-Hill Companies, Inc., or Fitch IBCA, Inc. Investors cannot invest directly in an index.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- LARGE CAP VALUE PORTFOLIO SCHEDULE OF INVESTMENTS
April 30, 2003 (Unaudited)

                                                                 NUMBER OF
                                                                   SHARES          VALUE
                                                               -------------   -------------
COMMON STOCKS (95.4%)
AEROSPACE & DEFENSE (6.2%)
    General Dynamics Corp.                                            12,000   $     744,840
    United Technologies Corp.                                         19,900       1,230,019
                                                                               -------------
                                                                                   1,974,859
                                                                               -------------
BANKS (10.8%)
    Bank of America Corp.                                             13,000         962,650
    Banknorth Group, Inc.                                             21,300         508,644
    Charter One Financial, Inc.                                       20,055         582,598
    Washington Mutual, Inc.                                           17,100         675,450
    Wells Fargo & Co.                                                 15,200         733,552
                                                                               -------------
                                                                                   3,462,894
                                                                               -------------
BEVERAGES (1.8%)
    Anheuser-Busch Companies, Inc.                                    11,500         573,620
                                                                               -------------
BUILDING PRODUCTS (2.0%)
    American Standard Companies, Inc.*                                 9,100         647,829
                                                                               -------------
CHEMICALS (2.1%)
    Engelhard Corp.                                                   26,100         640,755
    Monsanto Co.                                                       1,569          27,300
                                                                               -------------
                                                                                     668,055
                                                                               -------------
COMMERCIAL SERVICES & SUPPLIES (4.1%)
    Avery Dennison Corp.                                              16,300         864,063
    Cendant Corp.*                                                    30,700         438,396
                                                                               -------------
                                                                                   1,302,459
                                                                               -------------
COMPUTERS & PERIPHERALS (1.9%)
    Hewlett-Packard Co.                                               36,944         602,187
                                                                               -------------
DIVERSIFIED FINANCIALS (9.2%)
    American Express Co.                                              21,700         821,562
    Citigroup, Inc.                                                   22,000         863,500
    Freddie Mac                                                       13,100         758,490
    Lehman Brothers Holdings, Inc.                                     7,900         497,463
                                                                               -------------
                                                                                   2,941,015
                                                                               -------------
DIVERSIFIED TELECOMMUNICATION SERVICES (4.3%)
    ALLTEL Corp.                                                      18,400         862,224
    Verizon Communications, Inc.                                      13,400         500,892
                                                                               -------------
                                                                                   1,363,116
                                                                               -------------
ELECTRIC UTILITIES (2.8%)
    Progress Energy, Inc.                                             21,300         889,914
                                                                               -------------
ELECTRICAL EQUIPMENT (1.9%)
    Emerson Electric Co.                                              12,200         618,540
                                                                               -------------
ENERGY EQUIPMENT & SERVICES (3.5%)
    Cooper Cameron Corp.*                                              4,800         229,728
    Pride International, Inc.*                                        40,500         628,560

                 See Accompanying Notes to Financial Statements.

                                                                 NUMBER OF
                                                                   SHARES          VALUE
                                                               -------------   -------------
COMMON STOCKS (CONTINUED)
ENERGY EQUIPMENT & SERVICES (CONCLUDED)
    Weatherford International, Ltd.*                                   6,200   $     249,426
                                                                               -------------
                                                                                   1,107,714
                                                                               -------------
FOOD PRODUCTS (1.8%)
    General Mills, Inc.                                               12,500         563,875
                                                                               -------------
GAS UTILITIES (2.0%)
    WGL Holdings, Inc.                                                24,200         652,916
                                                                               -------------
HEALTHCARE PROVIDERS & SERVICES (1.1%)
    Cardinal Health, Inc.                                              6,200         342,736
                                                                               -------------
HOUSEHOLD PRODUCTS (2.1%)
    Kimberly-Clark Corp.                                              13,300         661,941
                                                                               -------------
INDUSTRIAL CONGLOMERATES (3.2%)
    3M Co.                                                             4,000         504,160
    Tyco International, Ltd.                                          32,800         511,680
                                                                               -------------
                                                                                   1,015,840
                                                                               -------------
INSURANCE (6.5%)
    American International Group, Inc.                                13,363         774,386
    Hartford Financial Services Group, Inc.                            8,400         342,384
    Marsh & McLennan Companies, Inc.                                   9,200         438,656
    St. Paul Companies, Inc.                                          15,000         515,100
                                                                               -------------
                                                                                   2,070,526
                                                                               -------------
IT CONSULTING & SERVICES (1.0%)
    Unisys Corp.*                                                     31,900         331,760
                                                                               -------------
MACHINERY (0.1%)
    Harsco Corp.                                                       1,200          41,364
                                                                               -------------
MEDIA (6.3%)
    Gannett Company, Inc.                                              8,700         658,764
    Tribune Co.                                                       17,400         852,252
    Viacom, Inc. Class B*                                             11,400         494,874
                                                                               -------------
                                                                                   2,005,890
                                                                               -------------
OIL & GAS (6.3%)
    Burlington Resources, Inc.                                        13,900         643,709
    ConocoPhillips                                                    15,300         769,590
    Exxon Mobil Corp.                                                 17,300         608,960
                                                                               -------------
                                                                                   2,022,259
                                                                               -------------
PERSONAL PRODUCTS (1.7%)
    Avon Products, Inc.                                                9,600         558,432
                                                                               -------------
PHARMACEUTICALS (7.1%)
    Abbott Laboratories                                               10,300         418,489
    Johnson & Johnson                                                 20,200       1,138,472
    Pfizer, Inc.                                                      23,380         718,935
                                                                               -------------
                                                                                   2,275,896
                                                                               -------------

                 See Accompanying Notes to Financial Statements.

                                                                 NUMBER OF
                                                                   SHARES          VALUE
                                                               -------------   -------------
COMMON STOCKS (CONCLUDED)
ROAD & RAIL (2.8%)
    Burlington Northern Santa Fe Corp.                                31,500   $     887,040
                                                                               -------------
SOFTWARE (1.9%)
    Microsoft Corp.                                                   24,000         613,680
                                                                               -------------
TOBACCO (0.9%)
    Altria Group, Inc.                                                 9,700         298,372
                                                                               -------------
TOTAL COMMON STOCKS (Cost $33,881,940)                                            30,494,729
                                                                               -------------

                                                                    PAR
                                                                   (000)
                                                               -------------
SHORT-TERM INVESTMENT (4.5%)
    State Street Bank and Trust Co. Euro Time Deposit,
      1.188%, 5/01/03
      (Cost $1,432,000)                                        $       1,432       1,432,000
                                                                               -------------
TOTAL INVESTMENTS AT VALUE (99.9%) (Cost $35,313,940)                             31,926,729

OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)                                          29,837
                                                                               -------------

NET ASSETS (100.0%)                                                            $  31,956,566
                                                                               =============

----------
* Non-income producing security.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- SMALL CAP GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS
April 30, 2003 (Unaudited)

                                                                 NUMBER OF
                                                                   SHARES          VALUE
                                                               -------------   -------------
COMMON STOCKS (95.3%)
AIR FREIGHT & COURIERS (1.3%)
    J.B. Hunt Transport Services, Inc.*                               17,100   $     590,805
                                                                               -------------
AUTO COMPONENTS (1.0%)
    BorgWarner, Inc.                                                   7,600         445,892
                                                                               -------------
BANKS (2.0%)
    IndyMac Bancorp, Inc.                                             21,100         470,108
    Westamerica Bancorp.                                               9,800         422,380
                                                                               -------------
                                                                                     892,488
                                                                               -------------
BIOTECHNOLOGY (3.5%)
    Affymetrix, Inc.*                                                 30,300         562,065
    BioMarin Pharmaceutical, Inc.*                                    41,200         452,376
    Cubist Pharmaceuticals, Inc.*                                     32,600         300,898
    OSI Pharmaceuticals, Inc.*                                        12,400         260,400
                                                                               -------------
                                                                                   1,575,739
                                                                               -------------
CHEMICALS (0.9%)
    Airgas, Inc.*                                                     20,700         418,761
                                                                               -------------
COMMERCIAL SERVICES & SUPPLIES (3.3%)
    Education Management Corp.*                                       10,000         488,200
    Kroll, Inc.*                                                      32,200         718,060
    Moore Corporation Ltd.*                                           26,400         301,488
                                                                               -------------
                                                                                   1,507,748
                                                                               -------------
COMMUNICATIONS EQUIPMENT (3.2%)
    Adaptec, Inc.*                                                    55,100         376,884
    InterDigital Communications Corp.*                                27,600         621,828
    Polycom, Inc.*                                                    44,300         435,026
                                                                               -------------
                                                                                   1,433,738
                                                                               -------------
COMPUTERS & PERIPHERALS (2.3%)
    Avid Technology, Inc.*                                            37,400       1,027,378
                                                                               -------------
CONTAINERS & PACKAGING (1.3%)
    Constar International, Inc.*                                      32,900         238,525
    Crown Holdings, Inc.*                                             65,700         348,210
                                                                               -------------
                                                                                     586,735
                                                                               -------------
DIVERSIFIED FINANCIALS (2.8%)
    Affiliated Managers Group, Inc.*                                   9,800         453,838
    Jefferies Group, Inc.                                              8,700         337,734
    Raymond James Financial, Inc.                                     16,800         481,824
                                                                               -------------
                                                                                   1,273,396
                                                                               -------------
ENERGY EQUIPMENT & SERVICES (1.8%)
    FMC Technologies, Inc.*                                           20,300         382,046
    Newpark Resources, Inc.*                                          89,300         418,817
                                                                               -------------
                                                                                     800,863
                                                                               -------------

                 See Accompanying Notes to Financial Statements.

                                                                 NUMBER OF
                                                                   SHARES          VALUE
                                                               -------------   -------------
COMMON STOCKS (CONTINUED)
FOOD & DRUG RETAILING (1.0%)
    Performance Food Group Co.*                                       13,000   $     456,040
                                                                               -------------
FOOD PRODUCTS (2.0%)
    Delta and Pine Land Co.                                           23,100         537,306
    Hain Celestial Group, Inc.*                                       20,500         353,830
                                                                               -------------
                                                                                     891,136
                                                                               -------------
HEALTHCARE EQUIPMENT & SUPPLIES (3.1%)
    Fisher Scientific International, Inc.*                            11,900         342,839
    SonoSite, Inc.*                                                   22,900         370,980
    Therasense, Inc.*                                                 35,300         279,223
    Wilson Greatbatch Technologies, Inc.*                             12,400         406,596
                                                                               -------------
                                                                                   1,399,638
                                                                               -------------
HEALTHCARE PROVIDERS & SERVICES (10.6%)
    Accredo Health, Inc.*                                             28,700         423,899
    AdvancePCS*                                                       21,300         640,278
    Apria Healthcare Group, Inc.*                                     18,800         440,860
    Community Health Systems, Inc.*                                   32,300         613,700
    Coventry Health Care, Inc.*                                       26,000       1,061,320
    LifePoint Hospitals, Inc.*                                        43,200         843,264
    Mid Atlantic Medical Services, Inc.*                              18,100         788,255
                                                                               -------------
                                                                                   4,811,576
                                                                               -------------
HOTELS, RESTAURANTS & LEISURE (1.0%)
    Penn National Gaming, Inc.*                                       24,000         468,720
                                                                               -------------
INSURANCE (2.1%)
    HCC Insurance Holdings, Inc.                                      22,200         610,500
    U.S.I. Holdings Corp.*                                            31,900         334,950
                                                                               -------------
                                                                                     945,450
                                                                               -------------
INTERNET & CATALOG RETAIL (1.2%)
    ValueVision Media, Inc. Class A*                                  41,700         529,173
                                                                               -------------
INTERNET SOFTWARE & SERVICES (4.2%)
    Chordiant Software, Inc.*                                        130,400         138,224
    DoubleClick, Inc.*                                                56,300         484,180
    MatrixOne, Inc.*                                                 122,900         430,150
    Openwave Systems, Inc.*                                          182,000         314,860
    webMethods, Inc.*                                                 53,700         540,222
                                                                               -------------
                                                                                   1,907,636
                                                                               -------------
IT CONSULTING & SERVICES (2.2%)
    CACI International, Inc. Class A*                                 15,900         555,387
    Titan Corp.*                                                      57,800         464,134
                                                                               -------------
                                                                                   1,019,521
                                                                               -------------
MACHINERY (0.8%)
    Oshkosh Truck Corp.                                                6,600         369,600
                                                                               -------------

                 See Accompanying Notes to Financial Statements.

                                                                 NUMBER OF
                                                                   SHARES          VALUE
                                                               -------------   -------------
COMMON STOCKS (CONTINUED)
MEDIA (7.0%)
    Cumulus Media, Inc. Class A*                                      39,400   $     679,256
    Emmis Communications Corp. Class A*                               43,800         830,886
    Entercom Communications Corp.*                                    12,300         597,657
    Getty Images, Inc.*                                               20,400         690,540
    Scholastic Corp.*                                                 13,500         383,535
                                                                               -------------
                                                                                   3,181,874
                                                                               -------------
MULTILINE RETAIL (0.1%)
    BJ's Wholesale Club, Inc.*                                         2,400          34,000
                                                                               -------------
OIL & GAS (3.6%)
    Remington Oil & Gas Corp.*                                        30,000         470,100
    Spinnaker Exploration Co.*                                        19,400         415,160
    Stone Energy Corp.*                                               22,000         772,860
                                                                               -------------
                                                                                   1,658,120
                                                                               -------------
PHARMACEUTICALS (6.2%)
    Inspire Phamaceuticals, Inc.*                                     24,900         363,540
    K-V Pharmaceutical Co. Class A*                                   22,200         499,278
    Medicis Pharmaceutical Corp. Class A*                             17,200         991,408
    Sepracor, Inc.*                                                   50,800         972,820
                                                                               -------------
                                                                                   2,827,046
                                                                               -------------
ROAD & RAIL (1.2%)
    Swift Transportation Company, Inc.*                               29,900         541,788
                                                                               -------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (7.2%)
    Brooks Automation, Inc.*                                          29,080         246,308
    Cymer, Inc.*                                                      21,500         613,825
    Integrated Circuit Systems, Inc.*                                 18,500         401,820
    Lam Research Corp.*                                               31,000         450,430
    Semtech Corp.*                                                    29,500         469,050
    Silicon Image, Inc.*                                              54,600         326,508
    Skyworks Solutions, Inc.*                                         53,800         287,830
    Varian Semiconductor Equipment Associates, Inc.*                  19,800         456,390
                                                                               -------------
                                                                                   3,252,161
                                                                               -------------
SOFTWARE (10.4%)
    Agile Software Corp.*                                             46,500         322,710
    Documentum, Inc.*                                                 41,700         766,863
    Hyperion Solutions Corp.*                                          5,600         158,368
    Informatica Corp.*                                                77,100         503,463
    J. D. Edwards & Co.*                                              33,100         396,538
    Legato Systems, Inc.*                                             98,200         581,344
    Manugistics Group, Inc.*                                          83,600         270,028
    Micromuse, Inc.*                                                  38,900         254,445
    QRS Corp.*                                                        21,899         113,875
    Radiant Systems, Inc.*                                            52,150         330,109

                 See Accompanying Notes to Financial Statements.

                                                                 NUMBER OF
                                                                   SHARES          VALUE
                                                               -------------   -------------
COMMON STOCKS (CONCLUDED)
SOFTWARE (CONTINUED)
    Take-Two Interactive Software, Inc.*                              34,000   $     765,000
    Verisity, Ltd.*                                                   22,500         263,925
                                                                               -------------
                                                                                   4,726,668
                                                                               -------------
SPECIALTY RETAIL (6.4%)
    AnnTaylor Stores Corp.*                                           22,100         522,886
    Cost Plus, Inc.*                                                  17,500         537,775
    Gymboree Corp.*                                                   26,900         449,499
    Hot Topic, Inc.*                                                  16,700         408,315
    Linens `n Things, Inc.*                                           26,700         565,773
    Movie Gallery, Inc.*                                              22,900         423,444
                                                                               -------------
                                                                                   2,907,692
                                                                               -------------
TEXTILES & APPAREL (0.7%)
    Tommy Hilfiger Corp.*                                             36,600         300,852
                                                                               -------------
TRADING COMPANIES & DISTRIBUTORS (0.9%)
    MSC Industrial Direct Company, Inc. Class A*                      23,400         432,900
                                                                               -------------

TOTAL COMMON STOCKS (Cost $43,855,850)                                            43,215,134
                                                                               -------------

PREFERRED STOCKS (0.1%)
INTERNET SOFTWARE & SERVICES (0.1%)
    Planetweb, Inc.*++                                               165,400          11,578
    Prescient Systems, Inc.*++                                        28,379          11,039
                                                                               -------------

TOTAL PREFERRED STOCKS (Cost $2,905,776)                                              22,617
                                                                               -------------

WARRANT (0.0%)
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
    APW, Ltd.*^-
      (Cost $0)                                                           45               0
                                                                               -------------

                                                                    PAR
                                                                   (000)
                                                               -------------
SHORT-TERM INVESTMENT (5.8%)
    State Street Bank and Trust Co. Euro Time Deposit,
      1.188%, 5/01/03
      (Cost $2,643,000)                                        $       2,643       2,643,000
                                                                               -------------

TOTAL INVESTMENTS AT VALUE (101.2%) (Cost $49,404,626)                            45,880,751

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.2%)                                       (527,994)
                                                                               -------------

NET ASSETS (100.0%)                                                            $  45,352,757
                                                                               =============

----------
 *   Non-income producing security.

++ Restricted security, not readily marketable; security is valued at fair value as determined in good faith by the Board of Directors.

 ^ Not readily marketable security; security is valued at fair value as determined in good faith by the Board of Directors.

 -   Company filed for bankruptcy on 9/12/02.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- SELECT EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2003 (Unaudited)

                                                                 NUMBER OF
                                                                   SHARES          VALUE
                                                               -------------   -------------
COMMON STOCKS (95.3%)
AEROSPACE & DEFENSE (5.0%)
    Boeing Co.                                                         1,500   $      40,920
    Lockheed Martin Corp.                                              5,500         275,275
    United Technologies Corp.                                          3,100         191,611
                                                                               -------------
                                                                                     507,806
                                                                               -------------
BANKS (3.9%)
    Bank of America Corp.                                              2,000         148,100
    Wells Fargo & Co.                                                  5,000         241,300
                                                                               -------------
                                                                                     389,400
                                                                               -------------
BEVERAGES (5.9%)
    Anheuser-Busch Companies, Inc.                                     2,900         144,652
    Coca-Cola Co.                                                      5,383         217,473
    PepsiCo, Inc.                                                      5,411         234,188
                                                                               -------------
                                                                                     596,313
                                                                               -------------
CHEMICALS (3.9%)
    Du Pont (E.I.) de Nemours & Co.                                    9,300         395,529
                                                                               -------------
COMMERCIAL SERVICES & SUPPLIES (5.2%)
    Avery Dennison Corp.                                               3,100         164,331
    Cendant Corp.*                                                    24,800         354,144
                                                                               -------------
                                                                                     518,475
                                                                               -------------
COMMUNICATIONS EQUIPMENT (2.4%)
    Cisco Systems, Inc.*                                               5,900          88,736
    Motorola, Inc.                                                    19,125         151,279
                                                                               -------------
                                                                                     240,015
                                                                               -------------
COMPUTERS & PERIPHERALS (2.7%)
    Dell Computer Corp.*                                               6,100         176,351
    Hewlett-Packard Co.                                                6,000          97,800
                                                                               -------------
                                                                                     274,151
                                                                               -------------
DIVERSIFIED FINANCIALS (7.0%)
    Citigroup, Inc.                                                    3,849         151,073
    Freddie Mac                                                        3,249         188,117
    Lehman Brothers Holdings, Inc.                                     1,648         103,775
    SPDR Trust Series 1                                                1,600         147,056
    The Goldman Sachs Group, Inc.                                      1,458         110,662
                                                                               -------------
                                                                                     700,683
                                                                               -------------
ELECTRICAL EQUIPMENT (3.0%)
    Emerson Electric Co.                                               5,948         301,564
                                                                               -------------
ENERGY EQUIPMENT & SERVICES (1.5%)
    Transocean, Inc.                                                   8,000         152,400
                                                                               -------------

                 See Accompanying Notes to Financial Statements.

                                                                 NUMBER OF
                                                                   SHARES          VALUE
                                                               -------------   -------------
COMMON STOCKS (CONTINUED)
HEALTHCARE EQUIPMENT & SUPPLIES (6.7%)
    Biomet, Inc.                                                       8,700   $     265,002
    Medtronic, Inc.                                                    8,500         405,790
                                                                               -------------
                                                                                     670,792
                                                                               -------------
INSURANCE (6.1%)
    AFLAC, Inc.                                                        8,400         274,764
    American International Group, Inc.                                 5,806         336,458
                                                                               -------------
                                                                                     611,222
                                                                               -------------
MACHINERY (3.0%)
    Illinois Tool Works, Inc.                                          4,800         307,104
                                                                               -------------
MEDIA (4.4%)
    Clear Channel Communications, Inc.*                                5,400         211,194
    Viacom, Inc. Class B*                                              5,400         234,414
                                                                               -------------
                                                                                     445,608
                                                                               -------------
METALS & MINING (0.4%)
    Alcoa, Inc.                                                        1,927          44,186
                                                                               -------------
MULTILINE RETAIL (2.2%)
    Wal-Mart Stores, Inc.                                              3,861         217,451
                                                                               -------------
OIL & GAS (5.9%)
    Burlington Resources, Inc.                                         3,100         143,561
    ConocoPhillips                                                     3,604         181,281
    Exxon Mobil Corp.                                                  7,500         264,000
                                                                               -------------
                                                                                     588,842
                                                                               -------------
PAPER & FOREST PRODUCTS (1.1%)
    International Paper Co.                                            3,000         107,250
                                                                               -------------
PERSONAL PRODUCTS (6.1%)
    Estee Lauder Companies, Inc. Class A                               5,900         191,750
    Gillette Co.                                                      13,750         418,687
                                                                               -------------
                                                                                     610,437
                                                                               -------------
PHARMACEUTICALS (9.0%)
    Abbott Laboratories                                                5,500         223,465
    Eli Lilly and Co.                                                  3,700         236,134
    Pfizer, Inc.                                                      14,600         448,950
                                                                               -------------
                                                                                     908,549
                                                                               -------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.8%)
    Intel Corp.                                                        9,600         176,640
                                                                               -------------
SOFTWARE (5.8%)
    Electronic Arts, Inc.*                                             1,000          59,270
    Microsoft Corp.                                                   17,124         437,861
    VERITAS Software Corp.*                                            3,700          81,437
                                                                               -------------
                                                                                     578,568
                                                                               -------------

                 See Accompanying Notes to Financial Statements.

                                                                 NUMBER OF
                                                                   SHARES          VALUE
                                                               -------------   -------------
COMMON STOCKS (CONCLUDED)
SPECIALTY RETAIL (2.3%)
    Gap, Inc.                                                          5,400   $      89,802
    Staples, Inc.*                                                     7,700         146,608
                                                                               -------------
                                                                                     236,410
                                                                               -------------

TOTAL COMMON STOCKS (Cost $8,989,817)                                              9,579,395
                                                                               -------------

                                                                    PAR
                                                                   (000)
                                                               -------------
SHORT-TERM INVESTMENT (4.6%)
    State Street Bank and Trust Co. Euro Time Deposit,
      1.188%, 5/01/03
      (Cost $465,000)                                          $         465         465,000
                                                                               -------------

TOTAL INVESTMENTS AT VALUE (99.9%) (Cost $9,454,817)                              10,044,395

OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)                                           6,597
                                                                               -------------

NET ASSETS (100.0%)                                                            $  10,050,992
                                                                               =============

----------
*    Non-income producing security.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- CAPITAL APPRECIATION PORTFOLIO SCHEDULE OF INVESTMENTS
April 30, 2003 (Unaudited)

                                                                 NUMBER OF
                                                                   SHARES          VALUE
                                                               -------------   -------------
COMMON STOCKS (92.1%)
AEROSPACE & DEFENSE (1.5%)
    United Technologies Corp.                                          2,200   $     135,982
                                                                               -------------
AIR FREIGHT & COURIERS (2.5%)
    United Parcel Service, Inc. Class B                                3,700         229,844
                                                                               -------------
BANKS (3.9%)
    Bank of America Corp.                                              1,600         118,480
    Wells Fargo & Co.                                                  5,000         241,300
                                                                               -------------
                                                                                     359,780
                                                                               -------------
BEVERAGES (5.2%)
    Anheuser-Busch Companies, Inc.                                     4,500         224,460
    Pepsi Bottling Group, Inc.                                         3,400          69,836
    PepsiCo, Inc.                                                      4,400         190,432
                                                                               -------------
                                                                                     484,728
                                                                               -------------
BIOTECHNOLOGY (4.3%)
    Amgen, Inc.*                                                       1,400          85,834
    Genentech, Inc.*                                                   2,400          91,176
    Gilead Sciences, Inc.*                                             2,400         110,736
    MedImmune, Inc.*                                                   3,100         109,337
                                                                               -------------
                                                                                     397,083
                                                                               -------------
COMMERCIAL SERVICES & SUPPLIES (2.1%)
    Stericycle, Inc.*                                                  2,200          86,438
    Weight Watchers International, Inc.*                               2,400         112,752
                                                                               -------------
                                                                                     199,190
                                                                               -------------
COMMUNICATIONS EQUIPMENT (1.8%)
    Cisco Systems, Inc.*                                              11,200         168,448
                                                                               -------------
COMPUTERS & PERIPHERALS (2.3%)
    Dell Computer Corp.*                                               5,600         161,896
    EMC Corp.*                                                         5,300          48,177
                                                                               -------------
                                                                                     210,073
                                                                               -------------
DIVERSIFIED FINANCIALS (2.4%)
    Doral Financial Corp.                                              1,200          48,012
    SLM Corp.                                                          1,600         179,200
                                                                               -------------
                                                                                     227,212
                                                                               -------------
ELECTRICAL EQUIPMENT (1.7%)
    Harris Corp.                                                       5,700         162,792
                                                                               -------------
ENERGY EQUIPMENT & SERVICES (1.0%)
    Transocean, Inc.                                                   1,800          34,290
    Weatherford International, Ltd.*                                   1,400          56,322
                                                                               -------------
                                                                                      90,612
                                                                               -------------

                 See Accompanying Notes to Financial Statements.

                                                                 NUMBER OF
                                                                   SHARES          VALUE
                                                               -------------   -------------
COMMON STOCKS (CONTINUED)
HEALTHCARE EQUIPMENT & SUPPLIES (5.5%)
    Biomet, Inc.                                                       6,700   $     204,082
    Medtronic, Inc.                                                    6,400         305,536
                                                                               -------------
                                                                                     509,618
                                                                               -------------
HEALTHCARE PROVIDERS & SERVICES (3.7%)
    Anthem, Inc.*                                                      2,200         151,008
    Caremark Rx, Inc.*                                                 4,700          93,577
    WebMD Corp.*                                                      10,600         102,184
                                                                               -------------
                                                                                     346,769
                                                                               -------------
HOTELS, RESTAURANTS & LEISURE (0.6%)
    Wendy's International, Inc.                                        1,800          52,272
                                                                               -------------
INDUSTRIAL CONGLOMERATES (3.2%)
    General Electric Co.                                               7,600         223,820
    Tyco International, Ltd.                                           5,000          78,000
                                                                               -------------
                                                                                     301,820
                                                                               -------------
INSURANCE (1.2%)
    American International Group, Inc.                                 1,900         110,105
                                                                               -------------
INTERNET & CATALOG RETAIL (3.1%)
    USA Interactive*                                                   9,800         293,510
                                                                               -------------
MACHINERY (1.3%)
    Danaher Corp.                                                      1,800         124,164
                                                                               -------------
MEDIA (12.7%)
    AOL Time Warner, Inc.*                                            11,400         155,952
    Clear Channel Communications, Inc.*                                3,600         140,796
    Comcast Corp. Special Class A*                                     5,600         168,336
    E.W. Scripps Co. Class A                                           1,100          87,175
    Fox Entertainment Group, Inc. Class A*                             4,500         114,300
    Gannett Company, Inc.                                              1,200          90,864
    Pixar, Inc.*                                                       1,300          75,907
    Univision Communications, Inc. Class A*                            2,200          66,616
    Viacom, Inc. Class B*                                              6,500         282,165
                                                                               -------------
                                                                                   1,182,111
                                                                               -------------
MULTILINE RETAIL (2.8%)
    Wal-Mart Stores, Inc.                                              4,600         259,072
                                                                               -------------
OIL & GAS (0.4%)
    XTO Energy, Inc.                                                   1,800          35,100
                                                                               -------------
PERSONAL PRODUCTS (1.9%)
    Estee Lauder Companies, Inc. Class A                               3,600         117,000
    Gillette Co.                                                       2,000          60,900
                                                                               -------------
                                                                                     177,900
                                                                               -------------

                 See Accompanying Notes to Financial Statements.

                                                                 NUMBER OF
                                                                   SHARES          VALUE
                                                               -------------   -------------
COMMON STOCKS (CONCLUDED)
PHARMACEUTICALS (13.5%)
    Barr Laboratories, Inc.*                                           2,400   $     133,440
    Forest Laboratories, Inc.*                                         3,400         175,848
    Johnson & Johnson                                                  4,200         236,712
    Pfizer, Inc.                                                      13,000         399,750
    Watson Pharmaceuticals, Inc.*                                      5,900         171,513
    Wyeth                                                              3,300         143,649
                                                                               -------------
                                                                                   1,260,912
                                                                               -------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (5.6%)
    Analog Devices, Inc.*                                              5,900         195,408
    Intel Corp.                                                       12,400         228,160
    Texas Instruments, Inc.                                            5,200          96,148
                                                                               -------------
                                                                                     519,716
                                                                               -------------
SOFTWARE (6.8%)
    Microsoft Corp.                                                   17,000         434,690
    Symantec Corp.*                                                    1,700          74,715
    VERITAS Software Corp.*                                            5,600         123,256
                                                                               -------------
                                                                                     632,661
                                                                               -------------
SPECIALTY RETAIL (1.1%)
    Home Depot, Inc.                                                   3,500          98,455
                                                                               -------------

TOTAL COMMON STOCKS (Cost $9,121,877)                                              8,569,929
                                                                               -------------

                                                                     PAR
                                                                    (000)
                                                               -------------
SHORT-TERM INVESTMENT (7.2%)
    State Street Bank and Trust Co. Euro Time Deposit,
      1.188%, 5/01/03
      (Cost $673,000)                                          $         673         673,000
                                                                               -------------

TOTAL INVESTMENTS AT VALUE (99.3%) (Cost $9,794,877)                               9,242,929

OTHER ASSETS IN EXCESS OF LIABILITIES (0.7%)                                          61,254
                                                                               -------------

NET ASSETS (100.0%)                                                            $   9,304,183
                                                                               =============

----------
*    Non-income producing security.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- HARBINGER PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2003 (Unaudited)

                                                                 NUMBER OF
                                                                   SHARES          VALUE
                                                               -------------   -------------
COMMON STOCKS (97.9%)
BIOTECHNOLOGY (4.6%)
    MedImmune, Inc.*                                                   2,200   $      77,594
                                                                               -------------
DIVERSIFIED FINANCIALS (9.2%)
    E*TRADE Group, Inc.*                                              16,400          90,200
    Franklin Resources, Inc.                                           1,800          62,784
                                                                               -------------
                                                                                     152,984
                                                                               -------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (6.7%)
    Sanmina-SCI Corp.*                                                13,100          62,880
    Solectron Corp.*                                                  15,300          48,807
                                                                               -------------
                                                                                     111,687
                                                                               -------------
FOOD & DRUG RETAILING (10.0%)
    Whole Foods Market, Inc.*                                          1,300          77,168
    Wild Oats Markets, Inc.*                                           8,300          89,806
                                                                               -------------
                                                                                     166,974
                                                                               -------------
HEALTHCARE PROVIDERS & SERVICES (15.9%)
    Accredo Health, Inc.*                                              2,700          39,879
    Centene Corp.*                                                     2,500          80,088
    Pediatrix Medical Group, Inc.*                                     3,100          98,797
    United Surgical Partners International, Inc.*                      2,500          46,325
                                                                               -------------
                                                                                     265,089
                                                                               -------------
INSURANCE (2.1%)
    Radian Group, Inc.                                                   900          35,730
                                                                               -------------
MEDIA (6.7%)
    Clear Channel Communications, Inc.*                                1,600          62,576
    Journal Register Co.*                                              2,800          49,588
                                                                               -------------
                                                                                     112,164
                                                                               -------------
MULTILINE RETAIL (4.3%)
    Dollar Tree Stores, Inc.*                                          2,800          71,260
                                                                               -------------
OIL & GAS (3.9%)
    Newfield Exploration Co.*                                          1,900          65,341
                                                                               -------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (6.0%)
    Applied Micro Circuits Corp.*                                     11,900          53,312
    GlobespanVirata, Inc.*                                             7,800          47,346
                                                                               -------------
                                                                                     100,658
                                                                               -------------
SOFTWARE (24.5%)
    Activision, Inc.*                                                  4,300          65,790
    Amdocs, Ltd*                                                       4,800          84,768
    JDA Software Group, Inc.*                                          6,800          76,568
    Lawson Software, Inc. *                                            9,300          47,151
    Siebel Systems, Inc.*                                              6,700          58,089
    THQ, Inc.*                                                         5,400          76,302
                                                                               -------------
                                                                                     408,668
                                                                               -------------

                 See Accompanying Notes to Financial Statements.

                                                                 NUMBER OF
                                                                   SHARES          VALUE
                                                               -------------   -------------
COMMON STOCKS (CONCLUDED)
SPECIALTY RETAIL (4.0%)
    Hot Topic, Inc.*                                                   2,700   $      66,015
                                                                               -------------

TOTAL COMMON STOCKS (Cost $1,618,408)                                              1,634,164
                                                                               -------------

TOTAL INVESTMENTS AT VALUE (97.9%) (Cost $1,618,408)                               1,634,164

OTHER ASSETS IN EXCESS OF LIABILITIES (2.1%)                                          34,574
                                                                               -------------

NET ASSETS (100.0%)                                                            $   1,668,738
                                                                               =============

----------
*    Non-income producing security.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. --
INVESTMENT GRADE FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2003 (Unaudited)

     PAR                                                                     RATINGS+
    (000)                                                                  (S&P/MOODY'S)      MATURITY    RATE%      VALUE
    -----                                                               ------------------   ----------   -----   ------------
CORPORATE BONDS (20.5%)
AEROSPACE & DEFENSE (0.3%)
  $     20  Lockheed Martin Corp., Bonds                                   (BBB , Baa2)        12/01/29   8.500   $     26,916
        10  Raytheon Co., Notes                                            (BBB- , Baa3)       08/15/07   6.750         11,134
                                                                                                                  ------------
                                                                                                                        38,050
                                                                                                                  ------------
AGRICULTURE (0.2%)
        25  Cargill, Inc., Rule 144A, Private Placement,
             Notes++                                                         (A+ , A1)         05/01/06   6.250         27,700
                                                                                                                  ------------
BANKS (0.4%)
        10  Bank of America Corp., Series MTN,
             Senior Notes                                                   (A+ , Aa2)         03/01/04   5.750         10,358
        30  Washington Mutual, Inc., Global Senior Notes                    (BBB+ , A3)        01/15/07   5.625         32,777
                                                                                                                  ------------
                                                                                                                        43,135
                                                                                                                  ------------
DIVERSIFIED FINANCIALS (4.1%)
        30  Bear Stearns Companies, Inc., Global Notes                       (A , A2)          03/30/06   3.000         30,553
        75  Countrywide Home Loans, Inc., Global Notes                       (A , A3)          12/19/07   4.250         77,755
        15  ERAC USA Finance Co., Rule 144A, Private
             Placement, Notes++                                            (BBB+ , Baa1)       05/15/06   6.625         16,226
        10  FMR Corp., Rule 144A, Private Placement,
             Notes++                                                        (AA , Aa3)         03/01/13   4.750         10,095
        30  Ford Motor Credit Co., Global Bonds                             (BBB , A3)         02/01/11   7.375         30,457
        75  Ford Motor Credit Co., Global Notes                             (BBB , A3)         02/01/06   6.875         77,636
         5  Ford Motor Credit Co., Global Notes                             (BBB , A3)         10/28/09   7.375          5,115
        10  FPL Group Capital, Inc., Company Guaranteed                      (A- , A2)         09/15/06   7.625         11,394
        70  General Electric Capital Corp., Series MTN, Global
             Notes                                                          (AAA , Aaa)        06/15/12   6.000         77,380
        20  General Motors Acceptance Corp., Global                         (BBB , A2)         11/01/31   8.000         20,891
        30  Goldman Sachs Group, Inc., Global Notes                         (A+ , Aa3)         01/15/08   4.125         30,995
        40  Household Finance Corp., Global Notes                            (A , A2)          01/30/07   5.750         43,502
        20  Verizon Global Funding Corp., Global Notes                       (A+ , A2)         06/15/12   6.875         22,988
        25  Verizon Global Funding Corp., Global Notes                       (A+ , A2)         12/01/30   7.750         30,988
        10  Verizon Global Funding Corp., Global Notes                       (A+ , A2)         06/15/32   7.750         12,413
                                                                                                                  ------------
                                                                                                                       498,388
                                                                                                                  ------------
ELECTRIC (4.8%)
        40  American Electric Power Company, Inc., Global
             Notes                                                         (BBB , Baa3)        05/15/06   6.125         43,236
        45  Cilcorp, Inc., Bonds                                           (BBB+ , Baa2)       10/15/29   9.375         60,675
        90  Consolidated Edison Company of New York, Inc.,
             Debentures                                                      (A+ , A1)         02/01/13   4.875         92,278
        30  Constellation Energy Group, Inc., Notes                        (BBB+ , Baa1)       04/01/07   6.350         33,219
        45  Constellation Energy Group, Inc., Notes                        (BBB+ , Baa1)       04/01/12   7.000         51,804
        10  Dominion Resources, Inc., Notes                                (BBB+ , Baa1)       06/30/12   6.250         11,041
        75  Dominion Resources, Inc., Series B, Global Senior
             Notes                                                         (BBB+ , Baa1)       07/15/05   7.625         83,359
        55  Energy East Corp., Notes                                       (BBB , Baa2)        06/15/12   6.750         61,184

                 See Accompanying Notes to Financial Statements.

     PAR                                                                     RATINGS+
    (000)                                                                  (S&P/MOODY'S)      MATURITY    RATE%      VALUE
    -----                                                               ------------------   ----------   -----   ------------
CORPORATE BONDS (CONTINUED)
ELECTRIC (CONCLUDED)
  $     50  FPL Group Capital, Inc., Notes                                   (A- , A2)         04/11/06   3.250   $     50,607
        15  Oncor Electric Delivery, Global Secured Notes                  (BBB , Baa1)        05/01/32   7.000         17,061
         5  Progress Energy, Inc., Senior Notes                            (BBB , Baa2)        03/01/06   6.750          5,520
        10  Progress Energy, Inc., Senior Notes                            (BBB , Baa2)        03/01/31   7.750         12,245
        55  Public Service Company of Colorado,
             Global Collateral Trust                                       (BBB+ , Baa1)       10/01/12   7.875         67,517
                                                                                                                  ------------
                                                                                                                       589,746
                                                                                                                  ------------
ELECTRIC/GAS (0.5%)
        40  Cincinnati Gas & Electric Co., Notes                           (BBB , Baa1)        09/15/12   5.700         42,741
        15  KeySpan Corp., Senior Notes                                      (A , A3)          11/15/30   8.000         20,080
                                                                                                                  ------------
                                                                                                                        62,821
                                                                                                                  ------------
ENVIRONMENTAL CONTROL (0.3%)
        10  Waste Management, Inc., Global Company
             Guaranteed                                                    (BBB , Baa3)        05/15/32   7.750         12,224
        25  Waste Management, Inc., Senior Notes                           (BBB , Baa3)        08/01/10   7.375         29,190
                                                                                                                  ------------
                                                                                                                        41,414
                                                                                                                  ------------
FOOD (1.7%)
        30  ConAgra Foods, Inc., Notes                                     (BBB+ , Baa1)       09/15/11   6.750         34,132
        30  ConAgra Foods, Inc., Notes                                     (BBB+ , Baa1)       09/15/30   8.250         38,990
        45  General Mills, Inc., Global Notes                              (BBB+ , Baa2)       02/15/12   6.000         49,453
        45  Kellogg Co., Global Notes                                      (BBB , Baa2)        04/01/11   6.600         51,536
        25  Kraft Foods, Inc., Global Notes                                 (BBB+ , A3)        06/01/12   6.250         27,284
                                                                                                                  ------------
                                                                                                                       201,395
                                                                                                                  ------------
HEALTHCARE PRODUCTS (0.4%)
        45  Baxter International, Inc., Notes                                (A , A3)          05/01/07   5.250         48,176
                                                                                                                  ------------
HEALTHCARE SERVICES (0.1%)
        10  HCA, Inc., Notes                                               (BBB- , Ba1)      07/01/07     7.000         10,801
                                                                                                                  ------------
INSURANCE (0.4%)
        45  MetLife, Inc., Debentures                                        (A , A2)          05/15/05   3.911         46,660
                                                                                                                  ------------
MEDIA (1.2%)
         5  AOL Time Warner, Inc., Global Notes                            (BBB+ , Baa1)       05/01/12   6.875          5,465
        55  Comcast Cable Communications, Inc.,
             Senior Notes                                                  (BBB , Baa3)        01/30/11   6.750         60,817
        30  News America Holdings, Inc., Company
             Guaranteed                                                    (BBB- , Baa3)       02/01/13   9.250         38,382
        20  News America, Inc., Company Guaranteed                         (BBB- , Baa3)       11/30/28   7.625         22,909
        10  Viacom, Inc., Global Company Guaranteed                          (A- , A3)         08/15/12   5.625         10,783
         5  Walt Disney Co., Global Notes                                  (BBB+ , Baa1)       03/01/12   6.375          5,474
                                                                                                                  ------------
                                                                                                                       143,830
                                                                                                                  ------------
OIL & GAS (1.6%)
        30  Burlington Resources Finance Co.,
             Yankee Company Guaranteed                                     (BBB+ , Baa1)       12/01/31   7.400         36,634

                 See Accompanying Notes to Financial Statements.

     PAR                                                                     RATINGS+
    (000)                                                                  (S&P/MOODY'S)      MATURITY    RATE%      VALUE
    -----                                                               ------------------   ----------   -----   ------------
CORPORATE BONDS (CONCLUDED)
OIL & GAS (CONCLUDED)
  $     15  Conoco, Inc., Global Senior Notes                                (A- , A3)         04/15/09   6.350   $     17,211
         5  Conoco, Inc., Global Senior Notes                                (A- , A3)         04/15/04   5.900          5,198
         5  Devon Energy Corp., Debentures                                 (BBB , Baa2)        04/15/32   7.950          6,278
        25  Devon Financing Corp. ULC,
             Global Company Guaranteed                                     (BBB , Baa2)        09/30/11   6.875         28,801
        30  Enterprise Products Partners LP,
             Company Guaranteed                                            (BBB , Baa2)        02/01/11   7.500         34,699
        25  Pemex Project Funding Master Trust,
             Global Company Guaranteed                                     (BBB- , Baa1)       02/15/08   8.500         29,063
        30  Phillips Petroleum Co., Global Notes                             (A- , A3)         05/25/05   8.500         33,895
                                                                                                                  ------------
                                                                                                                       191,779
                                                                                                                  ------------
PHARMACEUTICALS (1.2%)
       140  Wyeth, Notes                                                     (A , A3)          03/15/13   5.250        146,734
                                                                                                                  ------------
PIPELINES (0.0%)
         5  Equitable Resources, Inc., Global Bonds                          (A , A2)          11/15/12   5.150          5,243
                                                                                                                  ------------
REAL ESTATE (0.4%)
         5  EOP Operating LP, Notes                                        (BBB+ , Baa1)       01/15/04   6.500          5,149
        25  EOP Operating LP, Notes                                        (BBB+ , Baa1)       06/15/04   6.500         26,217
        20  EOP Operating LP, Senior Notes                                 (BBB+ , Baa1)       02/15/05   6.625         21,375
                                                                                                                  ------------
                                                                                                                        52,741
                                                                                                                  ------------
RETAIL (1.1%)
        30  Sears Roebuck Acceptance Corp.,
             Global Notes                                                  (BBB+ , Baa1)       02/01/11   7.000         32,321
        40  Sears Roebuck Acceptance Corp.,
             Global Notes                                                  (BBB+ , Baa1)       08/15/11   6.750         42,394
        50  Target Corp., Notes                                              (A+ , A2)         08/15/10   7.500         59,976
                                                                                                                  ------------
                                                                                                                       134,691
                                                                                                                  ------------
TELECOMMUNICATIONS (1.8%)
         6  AT&T Broadband Corp., Global Notes,
             Company Guaranteed                                            (BBB , Baa3)        03/15/13   8.375          7,336
        25  AT&T Corp., Global Senior Notes                                (BBB+ , Baa2)       11/15/31   8.500         27,931
        45  AT&T Wireless Services, Inc.,
             Global Senior Notes                                           (BBB , Baa2)        03/01/11   7.875         51,938
        15  AT&T Wireless Services, Inc.,
             Global Senior Notes                                           (BBB , Baa2)        03/01/31   8.750         18,745
         5  Citizens Communications Co.,
             Global Senior Notes                                           (BBB , Baa2)        08/15/31   9.000          6,690
        15  Citizens Communications Co., Notes                             (BBB , Baa2)        05/15/06   8.500         17,392
        15  Deutsche Telekom International Finance,
             Global Company Guaranteed                                     (BBB+ , Baa3)       06/15/05   8.250         16,673
        65  Verizon Wireless, Inc., Global Notes                             (A+ , A3)         12/15/06   5.375         70,114
                                                                                                                  ------------
                                                                                                                       216,819
                                                                                                                  ------------
TOTAL CORPORATE BONDS (Cost $2,393,096)                                                                              2,500,123
                                                                                                                  ------------

                 See Accompanying Notes to Financial Statements.

     PAR                                                                     RATINGS+
    (000)                                                                  (S&P/MOODY'S)      MATURITY    RATE%      VALUE
    -----                                                               ------------------   ----------   -----   ------------
ASSET BACKED SECURITIES (6.0%)
  $     30  Aesop Funding II LLC, Series 2003-2A,
             Class A2++                                                     (AAA , Aaa)        06/20/07   1.579   $     30,000
       110  Ameriquest Mortgage Securities, Series 2003,
             Class AF1                                                      (AAA , Aaa)        05/01/10   5.250        110,000
        65  Citibank Credit Card Issuance Trust, Series
             2002-A1, Class A1                                              (AAA , Aaa)        02/09/09   4.950         70,027
       102  Countrywide Home Equity Loan Trust,
             Series 2002-C, Class A #                                       (AAA , Aaa)        05/15/28   1.550        101,821
       100  Ford Credit Auto Owner Trust, Series 2003-A,
              Class A4B #                                                   (AAA , Aaa)        06/15/07   1.400        100,094
       100  Honda Auto Receivables Owner Trust,
             Series 2001-2, Class A4                                        (AAA , Aaa)        10/18/06   5.090        103,572
       120  MBNA Master Credit Card Trust, Series 1996-G,
             Class A #                                                      (AAA , Aaa)        12/15/08   1.490        120,495
       100  MBNA Master Credit Card Trust, Series 1997-J,
             Class A #                                                      (AAA , Aaa)        02/15/07   1.430        100,145
                                                                                                                  ------------
                                                                                                                       736,154
                                                                                                                  ------------
TOTAL ASSET BACKED SECURITIES (Cost $736,165)
MORTGAGE-BACKED SECURITIES (42.2%)
       180  Fannie Mae Pool #704674                                         (AAA , Aaa)        04/01/18   5.500        187,579
       232  Fannie Mae Pool #650077                                         (AAA , Aaa)        07/01/32   7.500        248,190
        88  Fannie Mae Pool #662830                                         (AAA , Aaa)        10/01/32   7.500         95,006
        64  Fannie Mae Pool #665382                                         (AAA , Aaa)        10/01/32   8.000         68,954
       157  Fannie Mae Pool #674585                                         (AAA , Aaa)        12/01/32   6.500        164,582
        29  Fannie Mae Pool #678886                                         (AAA , Aaa)        01/01/33   7.000         31,058
        79  Fannie Mae Pool #254658                                         (AAA , Aaa)        02/01/33   7.000         84,713
        40  Fannie Mae Pool #685447                                         (AAA , Aaa)        02/01/33   7.000         42,313
        99  Fannie Mae Pool #702129                                         (AAA , Aaa)        03/01/33   6.500        103,303
        39  Fannie Mae Pool #254702                                         (AAA , Aaa)        03/01/33   7.000         40,847
       148  Fannie Mae Pool #702130                                         (AAA , Aaa)        03/01/33   7.000        156,410
       385  Fannie Mae TBA                                                  (AAA , Aaa)        05/01/33   5.000        396,791
        50  Fannie Mae TBA                                                  (AAA , Aaa)        05/01/33   5.500         52,000
       380  Fannie Mae TBA                                                  (AAA , Aaa)        05/01/33   5.500        390,450
       225  Fannie Mae TBA                                                  (AAA , Aaa)        05/01/33   6.000        235,828
       720  Fannie Mae TBA                                                  (AAA , Aaa)        05/01/33   6.000        749,475
       110  Fannie Mae TBA                                                  (AAA , Aaa)        05/01/33   6.500        116,566
       325  Fannie Mae TBA                                                  (AAA , Aaa)        05/01/33   6.500        339,625
        35  Fannie Mae, Global Bonds ^^                                     (AAA , Aaa)        01/15/08   3.250         35,437
       125  Fannie Mae, Global Bonds                                        (AAA , Aaa)        11/15/30   6.625        149,917
       310  Fannie Mae, Global Notes                                        (AAA , Aaa)        06/15/06   5.250        338,363
       185  Freddie Mac ^^                                                  (AAA , Aaa)        09/15/07   3.500        190,376
        24  Freddie Mac Pool #E90951                                        (AAA , Aaa)        08/01/17   6.500         25,750
        75  Freddie Mac TBA                                                 (AAA , Aaa)        05/01/33   5.000         77,320
        55  Freddie Mac, Global Notes ^^                                    (AAA , Aaa)        01/15/05   1.875         55,321
       305  Freddie Mac, Global Notes                                       (AAA , Aaa)        01/15/13   4.500        312,165

                 See Accompanying Notes to Financial Statements.

     PAR                                                                     RATINGS+
    (000)                                                                  (S&P/MOODY'S)      MATURITY    RATE%      VALUE
    -----                                                               ------------------   ----------   -----   ------------
MORTGAGE-BACKED SECURITIES (CONCLUDED)
  $    115  Ginnie Mae TBA                                                  (AAA , Aaa)        05/01/33   6.000   $    120,220
       205  Ginnie Mae TBA                                                  (AAA , Aaa)        05/01/33   6.500        215,442
       105  Ginnie Mae TBA                                                  (AAA , Aaa)        05/01/33   7.000        111,366
                                                                                                                  ------------
TOTAL MORTGAGE-BACKED SECURITIES (Cost $5,101,362)                                                                   5,135,367
                                                                                                                  ------------
FOREIGN BONDS (1.1%)
SOVEREIGN (1.1%)
        25  Malaysia, Global Bonds                                         (BBB+ , Baa1)       07/15/11   7.500         29,388
        95  United Mexican States, Global Notes                            (BBB- , Baa2)       01/16/13   6.375         99,750
                                                                                                                  ------------
TOTAL FOREIGN BONDS (Cost $126,787)                                                                                    129,138
                                                                                                                  ------------
UNITED STATES TREASURY OBLIGATIONS (28.3%)
UNITED STATES TREASURY OBLIGATIONS (28.3%)
       525  United States Treasury Bonds                                    (AAA , Aaa)        02/15/31   5.375        573,029
        35  United States Treasury Notes                                    (AAA , Aaa)        03/31/05   1.625         35,115
     1,125  United States Treasury Notes++++                                (AAA , Aaa)        02/15/08   3.000      1,136,954
     1,700  United States Treasury Notes                                    (AAA , Aaa)        02/15/13   3.875      1,702,790
                                                                                                                  ------------
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $3,402,395)                                                           3,447,888
                                                                                                                  ------------

   NUMBER
     OF
   SHARES
  -------
PREFERRED STOCK (0.2%)
TELECOMMUNICATIONS (0.2%)
        20  Centaur Funding Corp., Rule 144A++ (Cost $23,257)                                                           23,381
                                                                                                                  ------------

     PAR
    (000)
    -----
SHORT-TERM UNITED STATES TREASURY OBLIGATION (0.5%)
UNITED STATES TREASURY BILLS (0.5%)
  $     55  United States Treasury Bills (Cost $54,976)                     (AAA , Aaa)        05/15/03   1.150         54,977
                                                                                                                  ------------
SHORT-TERM UNITED STATES AGENCY OBLIGATION (16.4%)
UNITED STATES GOVERNMENT AGENCY SECURITY (16.4%)
     2,000  Federal Home Loan Bank Discount Note ^^
             (Cost $2,000,000)                                              (AAA , Aaa)        05/01/03   1.250      2,000,000
                                                                                                                  ------------

                 See Accompanying Notes to Financial Statements.

     PAR
    (000)                                                                                     MATURITY    RATE%      VALUE
    -----                                                                                    ----------   -----   ------------
SHORT-TERM INVESTMENT (5.7%)
  $    693  State Street Bank and Trust Co. Euro Time Deposit ^^
             (Cost $693,000)                                                                   05/01/03   1.188   $    693,000
                                                                                                                  ------------
TOTAL INVESTMENTS AT VALUE (120.9%) (Cost $14,531,038)                                                              14,720,028
LIABILITIES IN EXCESS OF OTHER ASSETS (-20.9%)                                                                      (2,740,907)
                                                                                                                  ------------
NET ASSETS (100.0%)                                                                                               $ 11,979,121
                                                                                                                  ============

                            INVESTMENT ABBREVIATIONS
                              TBA = To Be Announced

----------
   + Credit ratings given by the Standard & Poor's Division of The McGraw-Hill
     Companies, Inc. and Moody's Investors Service, Inc.
  ++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2003, these securities amounted to a value of $107,403.13 or 0.90% of net assets.
++++ Collateral segregated for futures contracts.
  ^^ Collateral segregated for TBA securities.
   # Variable rate obligations -- The interest rate shown is the rate as of April 30, 2003.

                 See Accompanying Notes to Financial Statements.

                       This page intentionally left blank

CREDIT SUISSE INSTITUTIONAL FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2003 (Unaudited)

                                                                      LARGE CAP VALUE     SMALL CAP GROWTH
                                                                         PORTFOLIO           PORTFOLIO
                                                                      ----------------    ----------------
ASSETS
    Investments at value (Cost $35,313,940, $49,404,626,
      $9,454,817, $9,794,877, $1,618,408, $14,531,038,
      respectively) (Note 1)                                          $     31,926,729    $     45,880,751
    Cash                                                                           320                 602
    Receivable from investment adviser (Note 2)                                     --                  --
    Receivable for investments sold                                                 --              64,418
    Dividend and interest receivable                                            49,216               3,807
    Receivable for fund shares sold                                             14,954                  --
    Unrealized appreciation on forward currency contracts                           --                  --
    Prepaid expenses and other assets                                            7,465               3,755
                                                                      ----------------    ----------------
      Total Assets                                                          31,998,684          45,953,333
                                                                      ----------------    ----------------

LIABILITIES
    Advisory fee payable (Note 2)                                                1,368              19,082
    Administrative services fee payable (Note 2)                                 5,634               8,149
    Payable for investments purchased                                               --             379,095
    Variation margin payable                                                        --                  --
    Payable for fund shares redeemed                                                --             150,597
    Other accrued expenses payable                                              35,116              43,653
                                                                      ----------------    ----------------
      Total Liabilities                                                         42,118             600,576
                                                                      ----------------    ----------------

NET ASSETS
    Capital stock, $0.001 par value (Note 6)                                    41,494               6,708
    Paid-in capital (Note 6)                                                40,055,260         105,644,690
    Accumulated undistributed net investment income (loss)                     115,666            (186,526)
    Accumulated net realized gain (loss) on investments
      and futures transactions                                              (4,868,643)        (56,588,240)
    Net unrealized appreciation (depreciation) from investments,
      futures transactions and foreign currency translations                (3,387,211)         (3,523,875)
                                                                      ----------------    ----------------
      Net Assets                                                      $     31,956,566    $     45,352,757
                                                                      ================    ================
    Shares outstanding                                                      41,493,669           6,708,369
                                                                      ----------------    ----------------
    Net asset value, offering price, and redemption price per share   $           0.77    $           6.76
                                                                      ================    ================

                 See Accompanying Notes to Financial Statements.

                                                                                               CAPITAL
                                                                       SELECT EQUITY        APPRECIATION
                                                                         PORTFOLIO           PORTFOLIO
                                                                      ----------------    ----------------
ASSETS
    Investments at value (Cost $35,313,940, $49,404,626,
      $9,454,817, $9,794,877, $1,618,408, $14,531,038,
      respectively) (Note 1)                                          $     10,044,395    $      9,242,929
    Cash                                                                           743                 278
    Receivable from investment adviser (Note 2)                                  9,103               7,558
    Receivable for investments sold                                            106,897             162,852
    Dividend and interest receivable                                             5,503                 520
    Receivable for fund shares sold                                             45,567               1,283
    Unrealized appreciation on forward currency contracts                           --                  --
    Prepaid expenses and other assets                                           10,261               9,488
                                                                      ----------------    ----------------
      Total Assets                                                          10,222,469           9,424,908
                                                                      ----------------    ----------------

LIABILITIES
    Advisory fee payable (Note 2)                                                   --                  --
    Administrative services fee payable (Note 2)                                 1,772               1,626
    Payable for investments purchased                                          134,717              82,981
    Variation margin payable                                                        --                  --
    Payable for fund shares redeemed                                                --                  --
    Other accrued expenses payable                                              34,988              36,118
                                                                      ----------------    ----------------
      Total Liabilities                                                        171,477             120,725
                                                                      ----------------    ----------------

NET ASSETS
    Capital stock, $0.001 par value (Note 6)                                     1,240               1,246
    Paid-in capital (Note 6)                                                10,582,580          12,520,977
    Accumulated undistributed net investment income (loss)                      13,696               3,879
    Accumulated net realized gain (loss) on investments
      and futures transactions                                              (1,136,102)         (2,669,971)
    Net unrealized appreciation (depreciation) from investments,
      futures transactions and foreign currency translations                   589,578            (551,948)
                                                                      ----------------    ----------------
      Net Assets                                                      $     10,050,992    $      9,304,183
                                                                      ================    ================
    Shares outstanding                                                       1,239,755           1,245,618
                                                                      ----------------    ----------------
    Net asset value, offering price, and redemption price per share   $           8.11    $           7.47
                                                                      ================    ================

                                                                                             INVESTMENT
                                                                         HARBINGER          GRADE FIXED
                                                                         PORTFOLIO        INCOME PORTFOLIO
                                                                      ----------------    ----------------
ASSETS
    Investments at value (Cost $35,313,940, $49,404,626,
      $9,454,817, $9,794,877, $1,618,408, $14,531,038,
      respectively) (Note 1)                                          $      1,634,164    $     14,720,028
    Cash                                                                        50,833                 763
    Receivable from investment adviser (Note 2)                                 13,313              16,201
    Receivable for investments sold                                             68,451             527,224
    Dividend and interest receivable                                                --              91,186
    Receivable for fund shares sold                                                 --                  --
    Unrealized appreciation on forward currency contracts                           --               9,417
    Prepaid expenses and other assets                                           12,471               7,156
                                                                      ----------------    ----------------
      Total Assets                                                           1,779,232          15,371,975
                                                                      ----------------    ----------------

LIABILITIES
    Advisory fee payable (Note 2)                                                   --                  --
    Administrative services fee payable (Note 2)                                   310               1,871
    Payable for investments purchased                                           71,260           3,341,045
    Variation margin payable                                                        --               8,422
    Payable for fund shares redeemed                                                --                  --
    Other accrued expenses payable                                              38,924              41,516
                                                                      ----------------    ----------------
      Total Liabilities                                                        110,494           3,392,854
                                                                      ----------------    ----------------

NET ASSETS
    Capital stock, $0.001 par value (Note 6)                                       172               1,163
    Paid-in capital (Note 6)                                                 1,699,828          11,350,338
    Accumulated undistributed net investment income (loss)                      (5,230)             (6,113)
    Accumulated net realized gain (loss) on investments
      and futures transactions                                                 (41,788)            453,622
    Net unrealized appreciation (depreciation) from investments,
      futures transactions and foreign currency translations                    15,756             180,111
                                                                      ----------------    ----------------
      Net Assets                                                      $      1,668,738    $     11,979,121
                                                                      ================    ================
    Shares outstanding                                                         172,061           1,162,938
                                                                      ----------------    ----------------
    Net asset value, offering price, and redemption price per share   $           9.70    $          10.30
                                                                      ================    ================

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC.
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2003 (Unaudited)

                                                                      LARGE CAP VALUE     SMALL CAP GROWTH
                                                                         PORTFOLIO           PORTFOLIO
                                                                      ----------------    ----------------
INVESTMENT INCOME (NOTE 1)
    Dividends                                                         $        291,648    $         24,150
    Interest                                                                     6,529              19,482
    Foreign taxes withheld                                                          --                  --
                                                                      ----------------    ----------------
      Total investment income                                                  298,177              43,632
                                                                      ----------------    ----------------

EXPENSES
    Investment advisory fees (Note 2)                                          115,628             209,235
    Administrative services fees (Note 2)                                       26,355              40,091
    Legal fees                                                                  18,673              18,290
    Printing fees (Note 2)                                                      17,125              14,178
    Registration fees                                                           12,579              18,165
    Audit fees                                                                  11,180              12,426
    Insurance expense                                                            3,735               4,287
    Transfer agent fees                                                          1,979               2,418
    Custodian fees                                                               1,975              10,290
    Directors' fees                                                              1,171               1,171
    Miscellaneous expense                                                        1,896               2,196
                                                                      ----------------    ----------------
      Total expenses                                                           212,296             332,747
    Less: fees waived and expenses reimbursed (Note 2)                         (96,668)           (102,589)
                                                                      ----------------    ----------------
      Net expenses                                                             115,628             230,158
                                                                      ----------------    ----------------
       Net investment income (loss)                                            182,549            (186,526)
                                                                      ----------------    ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
    Net realized gain (loss) from investments                               (2,536,143)         (5,385,114)
    Net realized loss from futures contracts                                        --                  --
    Net change in unrealized appreciation (depreciation)
      from investments                                                       3,110,919           7,813,463
    Net change in unrealized appreciation (depreciation)
      from futures transactions                                                     --                  --
    Net change in unrealized appreciation (depreciation)
      from foreign currency translations                                            --                  --
                                                                      ----------------    ----------------
    Net realized and unrealized gain (loss) from investments,
      futures transactions, and foreign currency related items                 574,776           2,428,349
                                                                      ----------------    ----------------
    Net increase (decrease) in net assets resulting from
      operations                                                      $        757,325    $      2,241,823
                                                                      ================    ================

                 See Accompanying Notes to Financial Statements.

                                                                                               CAPITAL
                                                                       SELECT EQUITY        APPRECIATION
                                                                         PORTFOLIO           PORTFOLIO
                                                                      ----------------    ----------------
INVESTMENT INCOME (NOTE 1)
    Dividends                                                         $         69,946    $         34,488
    Interest                                                                     1,944               2,331
    Foreign taxes withheld                                                          --                  --
                                                                      ----------------    ----------------
      Total investment income                                                   71,890              36,819
                                                                      ----------------    ----------------

EXPENSES
    Investment advisory fees (Note 2)                                           26,218              21,960
    Administrative services fees (Note 2)                                        9,416               8,697
    Legal fees                                                                  16,187              16,503
    Printing fees (Note 2)                                                      15,735              15,743
    Registration fees                                                            7,976               6,876
    Audit fees                                                                  11,072              11,072
    Insurance expense                                                            3,102               3,227
    Transfer agent fees                                                            810               1,853
    Custodian fees                                                               6,297               2,878
    Directors' fees                                                              1,235               1,171
    Miscellaneous expense                                                           92                 125
                                                                      ----------------    ----------------
      Total expenses                                                            98,140              90,105
    Less: fees waived and expenses reimbursed (Note 2)                         (58,814)            (57,165)
                                                                      ----------------    ----------------
      Net expenses                                                              39,326              32,940
                                                                      ----------------    ----------------
       Net investment income (loss)                                             32,564               3,879
                                                                      ----------------    ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
    Net realized gain (loss) from investments                                 (505,613)         (1,089,044)
    Net realized loss from futures contracts                                        --                  --
    Net change in unrealized appreciation (depreciation)
      from investments                                                         889,161           1,242,151
    Net change in unrealized appreciation (depreciation)
      from futures transactions                                                     --                  --
    Net change in unrealized appreciation (depreciation)
      from foreign currency translations                                            --                  --
                                                                      ----------------    ----------------
    Net realized and unrealized gain (loss) from investments,
      futures transactions, and foreign currency related items                 383,548             153,107
                                                                      ----------------    ----------------
    Net increase (decrease) in net assets resulting from
      operations                                                      $        416,112    $        156,986
                                                                      ================    ================

                                                                                             INVESTMENT
                                                                         HARBINGER          GRADE FIXED
                                                                         PORTFOLIO        INCOME PORTFOLIO
                                                                      ----------------    ----------------
INVESTMENT INCOME (NOTE 1)
    Dividends                                                         $            479    $             --
    Interest                                                                       357             187,296
    Foreign taxes withheld                                                          --                 522
                                                                      ----------------    ----------------
      Total investment income                                                      836             187,818
                                                                      ----------------    ----------------

EXPENSES
    Investment advisory fees (Note 2)                                            4,333              16,174
    Administrative services fees (Note 2)                                          989              16,076
    Legal fees                                                                   9,703              23,904
    Printing fees (Note 2)                                                       9,475              15,340
    Registration fees                                                            6,669               9,354
    Audit fees                                                                   7,814              11,846
    Insurance expense                                                               --               3,195
    Transfer agent fees                                                          4,137                 708
    Custodian fees                                                               1,876               9,358
    Directors' fees                                                                687               1,133
    Miscellaneous expense                                                        2,386                 331
                                                                      ----------------    ----------------
      Total expenses                                                            48,069             107,419
    Less: fees waived and expenses reimbursed (Note 2)                         (42,003)            (85,853)
                                                                      ----------------    ----------------
      Net expenses                                                               6,066              21,566
                                                                      ----------------    ----------------
       Net investment income (loss)                                             (5,230)            166,252
                                                                      ----------------    ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
    Net realized gain (loss) from investments                                  (41,788)            471,483
    Net realized loss from futures contracts                                        --                (778)
    Net change in unrealized appreciation (depreciation)
      from investments                                                          15,756             (29,465)
    Net change in unrealized appreciation (depreciation)
      from futures transactions                                                     --             (34,053)
    Net change in unrealized appreciation (depreciation)
      from foreign currency translations                                            --               9,417
                                                                      ----------------    ----------------
    Net realized and unrealized gain (loss) from investments,
      futures transactions, and foreign currency related items                 (26,032)            416,604
                                                                      ----------------    ----------------
    Net increase (decrease) in net assets resulting from
      operations                                                      $        (31,262)   $        582,856
                                                                      ================    ================

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                                            LARGE CAP
                                                                         VALUE PORTFOLIO
                                                          --------------------------------------------
                                                           FOR THE SIX MONTHS
                                                                 ENDED                FOR THE YEAR
                                                             APRIL 30, 2003              ENDED
                                                              (UNAUDITED)           OCTOBER 31, 2002
                                                          --------------------    --------------------
FROM OPERATIONS
  Net investment income (loss)                            $            182,549    $            218,798
  Net realized gain (loss) from investments and
    futures transactions                                            (2,536,143)             (2,320,985)
  Net change in unrealized appreciation (depreciation)
    from investments, futures transactions, and
    foreign currency translations                                    3,110,919              (6,690,935)
                                                          --------------------    --------------------
    Net increase (decrease) in net assets
      resulting from operations                                        757,325              (8,793,122)
                                                          --------------------    --------------------

FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                                (280,013)                (32,547)
  Distributions from net realized gains                                     --                      --
                                                          --------------------    --------------------
    Net decrease in net assets from dividends
      and distributions                                               (280,013)                (32,547)
                                                          --------------------    --------------------

FROM CAPITAL SHARE TRANSACTIONS (Note 6)
  Proceeds from sale of shares                                       1,703,886              46,426,583
  Reinvestment of dividends and distributions                          280,013                  32,547
  Net asset value of shares redeemed                                (2,603,459)             (8,539,237)
                                                          --------------------    --------------------
    Net increase (decrease) in net assets from
      capital share transactions                                      (619,560)             37,919,893
                                                          --------------------    --------------------
  Net increase (decrease) in net assets                               (142,248)             29,094,224

NET ASSETS
  Beginning of period                                               32,098,814               3,004,590
                                                          --------------------    --------------------
  End of period                                           $         31,956,566    $         32,098,814
                                                          ====================    ====================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                $            115,666    $            213,130
                                                          ====================    ====================

                                                                             SMALL CAP
                                                                         GROWTH PORTFOLIO
                                                          --------------------------------------------
                                                           FOR THE SIX MONTHS
                                                                 ENDED                FOR THE YEAR
                                                             APRIL 30, 2003              ENDED
                                                              (UNAUDITED)           OCTOBER 31, 2002
                                                          --------------------    --------------------
FROM OPERATIONS
  Net investment income (loss)                            $           (186,526)   $           (687,862)
  Net realized gain (loss) from investments and
    futures transactions                                            (5,385,114)            (12,823,636)
  Net change in unrealized appreciation (depreciation)
    from investments, futures transactions, and
    foreign currency translations                                    7,813,463               7,910,400
                                                          --------------------    --------------------
    Net increase (decrease) in net assets
      resulting from operations                                      2,241,823              (5,601,098)
                                                          --------------------    --------------------

FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                                      --                      --
  Distributions from net realized gains                                     --                      --
                                                          --------------------    --------------------
    Net decrease in net assets from dividends
      and distributions                                                     --                      --
                                                          --------------------    --------------------

FROM CAPITAL SHARE TRANSACTIONS (Note 6)
  Proceeds from sale of shares                                       6,453,258              13,121,626
  Reinvestment of dividends and distributions                               --                      --
  Net asset value of shares redeemed                               (11,120,360)            (79,580,255)
                                                          --------------------    --------------------
    Net increase (decrease) in net assets from
      capital share transactions                                    (4,667,102)            (66,458,629)
                                                          --------------------    --------------------
  Net increase (decrease) in net assets                             (2,425,279)            (72,059,727)

NET ASSETS
  Beginning of period                                               47,778,036             119,837,763
                                                          --------------------    --------------------
  End of period                                           $         45,352,757    $         47,778,036
                                                          ====================    ====================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                $           (186,526)   $                 --
                                                          ====================    ====================

                 See Accompanying Notes to Financial Statements.

----------
(1)  For the period January 31, 2002 (inception date) through October 31, 2002.
(2)  For the period January 15, 2003 (inception date) through April 30, 2003.
(3)  For the period May 1, 2002 (inception date) through October 31, 2002.

                                                                         SELECT EQUITY
                                                                           PORTFOLIO
                                                          --------------------------------------------
                                                           FOR THE SIX MONTHS
                                                                 ENDED               FOR THE PERIOD
                                                             APRIL 30, 2003              ENDED
                                                              (UNAUDITED)          OCTOBER 31, 2002(1)
                                                          --------------------    --------------------
FROM OPERATIONS
  Net investment income (loss)                            $             32,564    $             19,138
  Net realized gain (loss) from investments and
    futures transactions                                              (505,613)               (630,489)
  Net change in unrealized appreciation (depreciation)
    from investments, futures transactions, and
    foreign currency translations                                      889,161                (299,583)
                                                          --------------------    --------------------
    Net increase (decrease) in net assets
      resulting from operations                                        416,112                (910,934)
                                                          --------------------    --------------------

FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                                 (38,005)                     --
  Distributions from net realized gains                                     --                      --
                                                          --------------------    --------------------
    Net decrease in net assets from dividends
      and distributions                                                (38,005)                     --
                                                          --------------------    --------------------

FROM CAPITAL SHARE TRANSACTIONS (Note 6)
  Proceeds from sale of shares                                         676,154              13,778,575
  Reinvestment of dividends and distributions                           38,005                      --
  Net asset value of shares redeemed                                (2,767,823)             (1,141,092)
                                                          --------------------    --------------------
    Net increase (decrease) in net assets from
      capital share transactions                                    (2,053,664)             12,637,483
                                                          --------------------    --------------------
  Net increase (decrease) in net assets                             (1,675,557)             11,726,549

NET ASSETS
  Beginning of period                                               11,726,549                      --
                                                          --------------------    --------------------
  End of period                                           $         10,050,992    $         11,726,549
                                                          ====================    ====================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                $             13,696    $             19,137
                                                          ====================    ====================

                                                                       CAPITAL APPRECIATION
                                                                             PORTFOLIO
                                                          --------------------------------------------
                                                           FOR THE SIX MONTHS
                                                                 ENDED               FOR THE PERIOD
                                                             APRIL 30, 2003              ENDED
                                                               (UNAUDITED)         OCTOBER 31, 2002(1)
                                                          --------------------    --------------------
FROM OPERATIONS
  Net investment income (loss)                            $              3,879    $             (5,054)
  Net realized gain (loss) from investments and
    futures transactions                                            (1,089,044)             (1,580,927)
  Net change in unrealized appreciation (depreciation)
    from investments, futures transactions, and
    foreign currency translations                                    1,242,151              (1,794,099)
                                                          --------------------    --------------------
    Net increase (decrease) in net assets
      resulting from operations                                        156,986              (3,380,080)
                                                          --------------------    --------------------

FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                                      --                      --
  Distributions from net realized gains                                     --                      --
                                                          --------------------    --------------------
    Net decrease in net assets from dividends
      and distributions                                                     --                      --
                                                          --------------------    --------------------

FROM CAPITAL SHARE TRANSACTIONS (Note 6)
  Proceeds from sale of shares                                         800,741              17,428,603
  Reinvestment of dividends and distributions                               --                      --
  Net asset value of shares redeemed                                  (964,465)             (4,737,602)
                                                          --------------------    --------------------
    Net increase (decrease) in net assets from
      capital share transactions                                      (163,724)             12,691,001
                                                          --------------------    --------------------
  Net increase (decrease) in net assets                                 (6,738)              9,310,921

NET ASSETS
  Beginning of period                                                9,310,921                      --
                                                          --------------------    --------------------
  End of period                                           $          9,304,183    $          9,310,921
                                                          ====================    ====================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                $              3,879    $                 --
                                                          ====================    ====================

                                                                HARBINGER                     INVESTMENT GRADE FIXED
                                                                PORTFOLIO                        INCOME PORTFOLIO
                                                          --------------------    --------------------------------------------
                                                             FOR THE PERIOD        FOR THE SIX MONTHS
                                                                 ENDED                    ENDED              FOR THE PERIOD
                                                             APRIL 30, 2003          APRIL 30, 2003              ENDED
                                                             (UNAUDITED)(2)            (UNAUDITED)         OCTOBER 31, 2002(3)
                                                          --------------------    --------------------    --------------------
FROM OPERATIONS
  Net investment income (loss)                            $             (5,230)   $            166,252    $            217,165
  Net realized gain (loss) from investments and
    futures transactions                                               (41,788)                470,705                 199,517
  Net change in unrealized appreciation (depreciation)
    from investments, futures transactions, and
    foreign currency translations                                       15,756                 (54,101)                234,212
                                                          --------------------    --------------------    --------------------
    Net increase (decrease) in net assets
      resulting from operations                                        (31,262)                582,856                 650,894
                                                          --------------------    --------------------    --------------------

FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                                      --                (172,365)               (217,685)
  Distributions from net realized gains                                     --                (216,079)                     --
                                                          --------------------    --------------------    --------------------
    Net decrease in net assets from dividends
      and distributions                                                     --                (388,444)               (217,685)
                                                          --------------------    --------------------    --------------------

FROM CAPITAL SHARE TRANSACTIONS (Note 6)
  Proceeds from sale of shares                                       1,700,000               9,157,866              16,255,673
  Reinvestment of dividends and distributions                               --                 370,263                 217,685
  Net asset value of shares redeemed                                        --             (14,305,080)               (344,907)
                                                          --------------------    --------------------    --------------------
    Net increase (decrease) in net assets from
      capital share transactions                                     1,700,000              (4,776,951)             16,128,451
                                                          --------------------    --------------------    --------------------
  Net increase (decrease) in net assets                              1,668,738              (4,582,539)             16,561,660

NET ASSETS
  Beginning of period                                                       --              16,561,660                      --
                                                          --------------------    --------------------    --------------------
  End of period                                           $          1,668,738    $         11,979,121    $         16,561,660
                                                          ====================    ====================    ====================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                $             (5,230)   $             (6,113)   $                 --
                                                          ====================    ====================    ====================

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- LARGE CAP VALUE PORTFOLIO FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)

                                                 FOR THE SIX
                                                MONTHS ENDED                         FOR THE YEAR ENDED OCTOBER 31,
                                               APRIL 30, 2003       -------------------------------------------------------------
                                                (UNAUDITED)           2002         2001         2000         1999         1998
                                               --------------       ---------    ---------    ---------    ---------    ---------
PER SHARE DATA
  Net asset value, beginning of period         $         0.76       $    0.85    $   11.01    $   13.32    $   11.53    $   10.64
                                               --------------       ---------    ---------    ---------    ---------    ---------

INVESTMENT OPERATIONS
  Net investment income                                  0.01            0.01        0.011         0.24         0.16         0.16
  Net gain (loss) on investments
    (both realized and unrealized)                       0.01           (0.09)       (0.28)        0.31         1.76         0.86
                                               --------------       ---------    ---------    ---------    ---------    ---------
      Total from investment operations                   0.02           (0.08)       (0.27)        0.55         1.92         1.02
                                               --------------       ---------    ---------    ---------    ---------    ---------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                  (0.01)          (0.01)       (0.03)       (0.22)       (0.13)       (0.08)
  Distributions from net realized gains                    --              --        (9.86)       (2.64)          --        (0.05)
                                               --------------       ---------    ---------    ---------    ---------    ---------
      Total dividends and distributions                 (0.01)          (0.01)       (9.89)       (2.86)       (0.13)       (0.13)
                                               --------------       ---------    ---------    ---------    ---------    ---------
  NET ASSET VALUE, END OF PERIOD               $         0.77       $    0.76    $    0.85    $   11.01    $   13.32    $   11.53
                                               ==============       =========    =========    =========    =========    =========

      Total Return(2)                                    2.21%          (9.68)%      (4.34)%       5.59%       16.82%        9.76%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)     $       31,957       $  32,099    $   3,005    $   3,112    $  36,332    $  58,910
    Ratio of expenses to average net assets(3)           0.75%(4)        0.75%        0.75%        0.77%        0.76%        0.75%
    Ratio of net investment income to average
      net assets                                         1.18%(4)        0.85%        1.16%        1.28%        1.01%        1.27%
    Decrease reflected in above operating
      expense ratios due to waivers/
      reimbursements                                     0.63%(4)        0.63%        2.17%        1.36%        0.39%        0.44%
  Portfolio turnover rate                                  20%             72%          45%         218%          79%          71%

----------
(1) Per share information is calculated using the average share outstanding method.

(2) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Portfolio's net expense ratio by .00%, .02%, .01% and .00% for the years ended October 31, 2001, 2000, 1999, and 1998, respectively. The Portfolio's operating expense ratio after reflecting these arrangements was .75% for each of the years ending October 31, 2001, 2000, 1999, and 1998, respectively. For the six months ended April 30, 2003 and the year ended October 31, 2002, there were no transfer agent credits.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- SMALL CAP GROWTH PORTFOLIO FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)

                                                 FOR THE SIX
                                                MONTHS ENDED                         FOR THE YEAR ENDED OCTOBER 31,
                                               APRIL 30, 2003       -------------------------------------------------------------
                                                (UNAUDITED)           2002         2001         2000         1999         1998
                                               --------------       ---------    ---------    ---------    ---------    ---------
PER SHARE DATA
  Net asset value, beginning of period         $         6.44       $    8.13    $   22.50    $   17.89    $   12.89    $   15.89
                                               --------------       ---------    ---------    ---------    ---------    ---------

INVESTMENT OPERATIONS
  Net investment loss                                   (0.03)          (0.09)       (0.08)       (0.15)       (0.12)       (0.08)
  Net gain (loss) on investments
    (both realized and unrealized)                       0.35           (1.60)       (5.27)        5.98         5.12        (2.92)
                                               --------------       ---------    ---------    ---------    ---------    ---------
      Total from investment operations                   0.32           (1.69)       (5.35)        5.83         5.00        (3.00)
                                               --------------       ---------    ---------    ---------    ---------    ---------

LESS DISTRIBUTIONS
  Distributions from net realized gains                    --              --        (9.02)       (1.22)          --           --
                                               --------------       ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                 $         6.76       $    6.44    $    8.13    $   22.50    $   17.89    $   12.89
                                               ==============       =========    =========    =========    =========    =========

      Total Return(1)                                    4.97%         (20.79)%     (37.01)%      33.05%       38.79%      (18.88)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)     $       45,353       $  47,778    $ 119,838    $ 274,009    $ 236,679    $ 194,164
    Ratio of expenses to average net assets(2)           0.99%(3)        0.99%        0.99%        1.01%        1.00%        0.99%
    Ratio of net investment loss to average
      net assets                                        (0.80)%(3)      (0.84)%      (0.68)%      (0.57)%      (0.68)%      (0.54)%
    Decrease reflected in above operating
      expense ratios due to waivers/
      reimbursements                                     0.44%(3)        0.29%        0.20%        0.16%        0.19%        0.18%
  Portfolio turnover rate                                  32%             70%          80%          88%         108%          73%

----------
(1) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(2) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Portfolio's net expense ratio by .00%, .02%, .01% and .00% for the years ended October 31, 2001, 2000, 1999, and 1998, respectively. The Portfolio's operating expense ratio after reflecting these arrangements was .99% for each of the years ending October 31, 2001, 2000, 1999, and 1998, respectively. For the six months ended April 30, 2003 and the year ended October 31, 2002, there were no transfer agent credits.

(3)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- SELECT EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)

                                                     FOR THE SIX       FOR THE YEAR
                                                     MONTHS ENDED         ENDED
                                                    APRIL 30, 2003     OCTOBER 31,
                                                      (UNAUDITED)        2002(1)
                                                    --------------    --------------
PER SHARE DATA
  Net asset value, beginning of period              $         7.87    $        10.00
                                                    --------------    --------------

INVESTMENT OPERATIONS
  Net investment income                                       0.03              0.01
  Net gain (loss) on investments
    (both realized and unrealized)                            0.24             (2.14)
                                                    --------------    --------------
      Total from investment operations                        0.27             (2.13)
                                                    --------------    --------------

LESS DIVIDENDS
  Dividends from net investment income                       (0.03)               --
                                                    --------------    --------------
      Total dividends                                        (0.03)               --
                                                    --------------    --------------
NET ASSET VALUE, END OF PERIOD                      $         8.11    $         7.87
                                                    ==============    ==============

      Total Return(2)                                         3.37%           (21.30)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)          $       10,051    $       11,727
    Ratio of expenses to average net assets(3)                0.75%             0.75%
    Ratio of net investment income to average
      net assets(3)                                           0.62%             0.56%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements3                   1.12%             1.74%
  Portfolio turnover rate                                       32%               79%

----------
(1)  For the period January 31, 2002 (inception date) through October 31, 2002.

(2) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- CAPITAL APPRECIATION PORTFOLIO FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)

                                                     FOR THE SIX       FOR THE PERIOD
                                                     MONTHS ENDED         ENDED
                                                    APRIL 30, 2003     OCTOBER 31,
                                                      (UNAUDITED)        2002(1)
                                                    --------------    --------------
PER SHARE DATA
  Net asset value, beginning of period              $         7.37    $        10.00
                                                    --------------    --------------

INVESTMENT OPERATIONS
  Net investment income(2)                                    0.00              0.00
  Net gain (loss) on investments
    (both realized and unrealized)                            0.10             (2.63)
                                                    --------------    --------------
      Total from investment operations                        0.10             (2.63)
                                                    --------------    --------------
NET ASSET VALUE, END OF PERIOD                      $         7.47    $         7.37
                                                    ==============    ==============

      Total Return(3)                                         1.36%           (26.30)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)          $        9,304    $        9,311
    Ratio of expenses to average net assets4                  0.75%             0.75%
    Ratio of net investment income (loss) to
      average net assets(4)                                   0.09%            (0.07)%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements4                   1.30%             0.76%
  Portfolio turnover rate                                       31%               56%

----------
(1)  For the period January 31, 2002 (inception date) through October 31, 2002.

(2)  Total is less than $0.01 per share.

(3) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- HARBINGER PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout The Period)

                                                    FOR THE PERIOD
                                                     MONTHS ENDED
                                                    APRIL 30, 2003
                                                    (UNAUDITED)(1)
                                                    --------------
PER SHARE DATA
  Net asset value, beginning of period              $        10.00
                                                    --------------

INVESTMENT OPERATIONS
  Net investment loss                                        (0.03)
  Net loss on investments
    (both realized and unrealized)                           (0.27)
                                                    --------------
      Total from investment operations                       (0.30)
                                                    --------------
NET ASSET VALUE, END OF PERIOD                      $         9.70
                                                    ==============

  Total Return(2)                                            (3.00)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)          $        1,669
    Ratio of expenses to average net assets(3)                1.40%
    Ratio of net investment loss to average
      net assets(3)                                          (1.21)%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements(3)                 9.69%
  Portfolio turnover rate                                       16%

----------
(1)  For the period January 15, 2003 (inception date) through April 30, 2003.

(2) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INVESTMENT GRADE FIXED INCOME PORTFOLIO FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)

                                                     FOR THE SIX      FOR THE PERIOD
                                                     MONTHS ENDED          ENDED
                                                    APRIL 30, 2003     OCTOBER 31,
                                                      (UNAUDITED)       2002(1),(2)
                                                    --------------    --------------
PER SHARE DATA
  Net asset value, beginning of period              $        10.24    $        10.00
                                                    --------------    --------------

INVESTMENT OPERATIONS
  Net investment income                                       0.20              0.17
  Net gain on investments, futures, and foreign
    currency related items
    (both realized and unrealized)                            0.19              0.24
                                                    --------------    --------------
      Total from investment operations                        0.39              0.41
                                                    --------------    --------------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                       (0.20)            (0.17)
  Distributions from net realized gains                      (0.13)               --
                                                    --------------    --------------
      Total dividends and distributions                      (0.33)            (0.17)
                                                    --------------    --------------

NET ASSET VALUE, END OF PERIOD                      $        10.30    $        10.24
                                                    ==============    ==============

      Total Return(3)                                         3.92%             4.15%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)          $       11,979    $       16,562
    Ratio of expenses to average net assets(4)                0.40%             0.40%
    Ratio of net investment income to average
      net assets(4)                                           3.08%             3.27%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements(4)                 1.59%             1.05%
  Portfolio turnover rate                                      426%              172%

----------
(1)  For the period May 1, 2002 (inception date) through October 31, 2002.

(2) As required, effective November 1, 2001, the Portfolio adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change is less than $0.01 per share for the year ended October 31, 2002 on net investment income, net realized and unrealized gains and losses and the ratio of net investment income to average net assets.

(3) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS
April 30, 2003 (Unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The Credit Suisse Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and currently offers seven managed investment funds, of which six are contained in this report. The Large Cap Value Portfolio ("Large Cap Value") and the Capital Appreciation Portfolio ("Capital Appreciation") are classified as diversified; The Small Cap Growth Portfolio ("Small Cap Growth"), the Select Equity Portfolio ("Select Equity"), the Harbinger Portfolio ("Harbinger"), and the Investment Grade Fixed Income Portfolio ("Investment Grade Fixed Income") are each classified as non-diversified (each a "Portfolio" and collectively, the "Portfolios"). The Fund was incorporated under the laws of the State of Maryland on May 14, 1992.

   Investment objectives for each Portfolio are as follows: Large Cap Value and Investment Grade Fixed Income seek total return; Small Cap Growth seeks capital growth; Capital Appreciation and Select Equity seek long-term capital appreciation; and Harbinger seeks long-term growth of capital.

   A) SECURITY VALUATION -- The net asset value of each Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. on each day the Exchange is open for business. Each Portfolio's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded. If no sales are reported, equity investments are generally valued at the most recent bid price. Debt securities with a remaining maturity greater than 60 days are valued on the basis of broker quotations or valuations provided by a pricing service that may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors under procedures established by the Board of Directors in the absence of readily ascertainable market values. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's fair value.

   B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Portfolios are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolios do not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolios isolate that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually for Large Cap Value, Capital Appreciation, Small Cap Growth, Select Equity and Harbinger. Dividends from net investment income are declared daily and paid monthly for Investment Grade Fixed Income. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is each Portfolio's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) SHORT-TERM INVESTMENTS -- The Portfolios, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolios' custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

   H) FORWARD FOREIGN CURRENCY CONTRACTS -- Investment Grade Fixed Income Portfolio may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counter-parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Portfolio will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into.

   At April 30, 2003, the Portfolio had the following open forward foreign currency contracts:

                                               FOREIGN
FORWARD FOREIGN             EXPIRATION      CURRENCY TO BE       CONTRACT     CONTRACT     UNREALIZED
CURRENCY CONTRACT              DATE        PURCHASED/(SOLD)       AMOUNT        VALUE      GAIN (LOSS)
-----------------           ----------     ----------------     ----------   ----------    -----------
Australian Dollar               6/5/03     $         43,000     $   26,205   $   26,837    $       632
Australian Dollar               6/5/03     $        (43,000)       (25,520)     (26,837)        (1,317)
Canadian Dollar                 6/5/03     $         39,000         26,166       27,140            974
Canadian Dollar                 6/5/03     $        136,000         91,146       94,642          3,496
Canadian Dollar                 6/5/03     $        174,000        118,169      121,086          2,917
European Economic Unit          6/5/03     EURO      24,000         26,064       26,800            736
European Economic Unit          6/5/03     EURO     109,000        118,764      121,718          2,954
European Economic Unit          6/5/03     EURO     (24,000)       (25,825)     (26,800)          (975)
                                                                ----------   ----------    -----------
                                                                $  355,169   $  364,586    $     9,417
                                                                ==========   ==========    ===========

   I) TBA PURCHASE COMMITMENTS -- The Portfolios may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in each Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

   J) FUTURES -- Each Portfolio may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, each Portfolio is required to deposit cash or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Portfolio could lose more than the original margin deposit and subsequent payments required for a futures transaction. At April 30, 2003, Investment Grade Fixed Income had the following open futures contracts:

                                                                        UNREALIZED
                           NUMBER OF     EXPIRATION       CONTRACT       CONTRACT     APPRECIATION/
FUTURES CONTRACTS          CONTRACTS        DATE           AMOUNT          VALUE      (DEPRECIATION)
-----------------          ---------     ----------    -------------   ------------   --------------
U.S. Treasury
  2 Year Notes Futures             7       06/27/03    $   1,502,964   $  1,511,344   $        8,380
U.S. Treasury
  Bonds Futures                    1       06/19/03          112,756        114,031            1,275
                           ---------                   -------------   ------------   --------------
                                   8                   $   1,615,720   $  1,625,375   $        9,655
                           =========                   =============   ============   ==============

U.S. Treasury
  5 Year Notes Futures            (9)      06/19/03    $  (1,013,446)  $ (1,023,750)  $      (10,304)
U.S. Treasury
  10 Year Notes Futures          (14)      06/19/03       (1,594,104)    (1,611,750)         (17,646)
                           ---------                   -------------   ------------   --------------
                                 (23)                  $  (2,607,550)  $ (2,635,500)  $      (27,950)
                           =========                   =============   ============   ==============

   K) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Portfolios in connection with securities lending activity may be invested in a variety of investments including certain CSAM-advised funds or the AIM Institutional Funds -- Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Portfolios had no securities out on loan during the period ended April 30, 2003.

   Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Portfolios to act as each Portfolios' securities lending agent. Prior to April 1, 2003, CSFB had agreed to charge the Portfolios fees for its securities lending activities equal to its costs in providing services as securities lending agent and had voluntarily waived such fees through March 31, 2003. Effective April 1, 2003, the Portfolios and CSFB entered into an arrangement to share the income earned from securities lending activities, whereby, generally, the Portfolios will receive 75% and CSFB will receive 25% of the income, in accordance with the provisions of the securities lending agency agreement. If CSFB should enter into a securities lending agency agreement with another comparable investment company client under which it will receive a smaller proportion of the fees, its fee agreement with the Portfolios shall be reduced to such lower fee amount.

   L) OTHER -- The Portfolios may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or gains are earned.

   Each Portfolio may invest up to 15% of its net assets, except Small Cap Growth which may invest up to 10% of its net assets, in non-publicly traded securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by the Portfolio or the current carrying values, and the difference could be material.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for each Portfolio. For its investment advisory services, CSAM is entitled to receive a fee from the portfolios based on the following fee structure:

         PORTFOLIO                                       ANNUAL RATE
         ---------                                       -----------
         Large Cap Value                       0.75% of average daily net assets
         Small Cap Growth                      0.90% of average daily net assets
         Select Equity                         0.50% of average daily net assets
         Capital Appreciation                  0.50% of average daily net assets
         Harbinger                             1.00% of average daily net assets
         Investment Grade Fixed Income         0.30% of average daily net assets

   For the six months ended April 30, 2003 investment advisory fees earned and voluntarily waived, and expenses reimbursed for each Portfolio were as follows:

                                         GROSS                    NET
                                        ADVISORY                ADVISORY      EXPENSE
      PORTFOLIO                           FEE        WAIVER       FEE      REIMBURSEMENT
      ---------                       ----------  ----------   ----------  -------------
      Large Cap Value                 $  115,628  $  (96,668)  $   18,960  $          --
      Small Cap Growth                   209,235    (102,589)     106,646             --
      Select Equity                       26,218     (26,218)          --        (22,010)
      Capital Appreciation                21,960     (21,960)          --        (35,205)
      Harbinger                            4,333      (4,333)          --        (37,670)
      Investment Grade Fixed Income       16,174     (16,174)          --        (69,679)

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Portfolios.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of each Portfolio's average daily net assets.

   For the six months ended April 30, 2003, co-administrative service fees earned by CSAMSI were as follows:

           PORTFOLIO                                 CO-ADMINISTRATION FEE
           ---------                                 ---------------------
           Large Cap Value                                $  15,417
           Small Cap Growth                                  23,248
           Select Equity                                      5,244
           Capital Appreciation                               4,392
           Harbinger                                            433
           Investment Grade Fixed Income                      5,392

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee structure calculated in total for all the Credit Suisse Funds/Portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio.

           AVERAGE DAILY NET ASSETS                        ANNUAL RATE
           ------------------------                        -----------
           First $5 billion                     .050% of average daily net assets
           Next $5 billion                      .035% of average daily net assets
           Over $10 billion                     .020% of average daily net assets

   For the six months ended April 30, 2003, co-administrative service fees earned by SSB (including out-of-pocket fees) were as follows:

           PORTFOLIO                                 CO-ADMINISTRATION FEE
           ---------                                 ---------------------
           Large Cap Value                                $  10,938
           Small Cap Growth                                  16,843
           Select Equity                                      4,172
           Capital Appreciation                               4,305
           Harbinger                                            556
           Investment Grade Fixed Income                     10,684

   For the six months ended April 30, 2003, Large Cap Value paid $440 in brokerage commissions from portfolio transactions with CSFB.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Portfolios to provide certain financial printing and fulfillment services. For the six months ended April 30, 2003, Merrill was paid for its services by the Portfolios as follows:

           PORTFOLIO                                        AMOUNT
           ---------                                       --------
           Large Cap Value                                 $  3,635
           Small Cap Growth                                   3,635
           Select Equity                                      3,635
           Capital Appreciation                               3,635
           Harbinger                                             85
           Investment Grade Fixed Income                      3,572

NOTE 3. LINE OF CREDIT

   The Portfolios, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participate in a $150 million committed, unsecured line of credit facility ("Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent for temporary or emergency purposes. Under the terms of the Credit Facility, the Participating Portfolios pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Portfolios in such manner as is determined by the governing Boards of the Participating Portfolios. In addition, the Participating Portfolios pay interest on borrowings at the Federal Funds rate plus 0.50%. At April 30, 2003, the Portfolios had no loans outstanding under the Credit Facility. During the six months ended April 30, 2003, the Portfolios had borrowings under the Credit Facility as follows:

                                           WEIGHTED
                                            AVERAGE           MAXIMUM
                        AVERAGE DAILY      INTEREST         DAILY LOAN
PORTFOLIO               LOAN BALANCE         RATE%          OUTSTANDING
---------               -------------      ---------        -----------
Select Equity           $     876,455          1.767%       $ 1,067,000

NOTE 4 PURCHASES AND SALES OF SECURITIES

   For the six months ended April 30, 2003, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

                                                                               U.S. GOVERNMENT
                                                    INVESTMENTS            AND AGENCY OBLIGATIONS
                                             --------------------------  --------------------------
   PORTFOLIO                                   PURCHASES       SALES       PURCHASES       SALES
   ---------                                 ------------  ------------  ------------  ------------
   Large Cap Value                           $  6,000,202  $  7,785,099            --            --
   Small Cap Growth                            13,746,181    16,806,951            --            --
   Select Equity                                3,274,283     5,539,364            --            --
   Capital Appreciation                         2,654,321     3,122,962            --            --
   Harbinger                                    1,898,424       238,228            --            --
   Investment Grade Fixed Income                4,832,754     7,579,962  $ 42,316,175  $ 46,148,958

   At April 30, 2003, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments was as follows:

                                    IDENTIFIED    UNREALIZED     UNREALIZED          NET UNREALIZED
   PORTFOLIO                           COST      APPRECIATION  DEPRECIATION   APPRECIATION (DEPRECIATION)
   ---------                       ------------  ------------  ------------   ---------------------------
   Large Cap Value                 $ 35,313,940  $    504,338  $ (3,891,549)         $ (3,387,211)
   Small Cap Growth                  49,404,626     7,097,378   (10,621,253)           (3,523,875)
   Select Equity                      9,454,817       710,163      (120,585)              589,578
   Capital Appreciation               9,794,877       313,100      (865,048)             (551,948)
   Harbinger                          1,618,408        97,106       (81,350)               15,756
   Investment Grade Fixed Income     14,531,038       191,059        (2,168)              188,891

NOTE 5. RESTRICTED SECURITIES

   Certain investments of Small Cap Growth are restricted as to resale and are valued at fair value as determined in good faith by the Board of Directors under procedures established by the Board of Directors in the absence of readily ascertainable market values. The table below shows the number of shares held, the acquisition dates, aggregate costs, fair value as of April 30, 2003, the value per share of such securities and percentage of net assets which the securities represent.

                                                                                                              PERCENTAGE
                                    SECURITY     NUMBER    ACQUISITION                  FAIR      VALUE PER     OF NET
   SECURITY                           TYPE      OF SHARES     DATES        COST         VALUE       SHARE       ASSETS
   --------                        ---------    ---------  -----------  -----------  -----------  ----------  ----------
   Planetweb, Inc.                 Pfd Stock      165,400      9/8/00   $   898,389  $    11,578  $     0.07     0.03%
   Prescient Systems               Pfd Stock       28,379     2/23/98     2,007,386       11,039        0.39     0.02%
                                                ---------               -----------  -----------              -------
                                                  193,779               $ 2,905,775  $    22,617                 0.05%
                                                =========               ===========  ===========              =======

NOTE 6. CAPITAL SHARE TRANSACTIONS

   The Fund is authorized to issue up to sixteen billion full and fractional shares of common stock of separate series having a par value of $.001 per share. Shares of eight series have been classified, six of which constitute the interest in the Portfolios. Transactions in shares of each Portfolio were as follows:

                                                 LARGE CAP VALUE PORTFOLIO
                                   ---------------------------------------------------
                                    FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                                   APRIL 30, 2003 (UNAUDITED)        OCTOBER 31, 2002
                                   ---------------------------------------------------
Shares sold                                2,334,663                    49,010,573
Shares issued in reinvestment
  of dividends                               368,438                        35,766
Shares redeemed                           (3,513,868)                  (10,286,028)
                                          ----------                   -----------
Net increase (decrease)                     (810,767)                   38,760,311
                                          ==========                   ===========

                                                 SMALL CAP GROWTH PORTFOLIO
                                   ---------------------------------------------------
                                    FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                                   APRIL 30, 2003 (UNAUDITED)        OCTOBER 31, 2002
                                   ---------------------------------------------------
Shares sold                                1,022,762                     1,843,056
Shares redeemed                           (1,731,183)                   (9,175,441)
                                          ----------                   -----------
Net decrease                                (708,421)                   (7,332,385)
                                          ==========                   ===========
                                                  SELECT EQUITY PORTFOLIO
                                   ---------------------------------------------------
                                    FOR THE SIX MONTHS ENDED       FOR THE YEAR ENDED
                                   APRIL 30, 2003 (UNAUDITED)      OCTOBER 31, 2002(1)
                                   ---------------------------------------------------
Shares sold                                   88,007                     1,616,060
Shares issued in reinvestment
  of dividends                                 4,652                            --
Shares redeemed                             (342,352)                     (126,613)
                                          ----------                   -----------
Net increase (decrease)                     (249,693)                    1,489,447
                                          ==========                   ===========

                                              CAPITAL APPRECIATION PORTFOLIO
                                   ---------------------------------------------------
                                    FOR THE SIX MONTHS ENDED       FOR THE YEAR ENDED
                                   APRIL 30, 2003 (UNAUDITED)      OCTOBER 31, 2002(1)
                                   ---------------------------------------------------
Shares sold                                  115,728                     1,813,764
Shares redeemed                             (132,740)                     (551,134)
                                          ----------                   -----------
Net increase (decrease)                      (17,012)                    1,262,630
                                          ==========                   ===========

                                  HARBINGER PORTFOLIO
                              ---------------------------
                                 FOR THE PERIOD ENDED
                              APRIL 30, 2003(2) (UNAUDITED)
                              ---------------------------
Shares sold                             172,061
                                        -------
Net increase                            172,061
                                        =======

                                         INVESTMENT GRADE FIXED INCOME PORTFOLIO
                                   ---------------------------------------------------
                                    FOR THE SIX MONTHS ENDED       FOR THE YEAR ENDED
                                   APRIL 30, 2003 (UNAUDITED)      OCTOBER 31, 2002(3)
                                   ---------------------------------------------------
Shares sold                                  899,738                     1,630,312
Shares issued in reinvestment
  of dividends and distributions              36,222                        21,463
Shares redeemed                           (1,390,455)                      (34,342)
                                          ----------                     ---------
Net increase (decrease)                     (454,495)                    1,617,433
                                          ==========                     =========

----------
 (1)  For the period January 31, 2002 (inception date) through October 31, 2002.
 (2)  For the period ended January 15, 2003 (inception date) through April 30,
      2003
 (3)  For the period May 1, 2002 (inception date) through October 31, 2002.

   On April 30, 2003, the number of shareholders that held 5% or more of the outstanding shares of each Portfolio was as follows:

                                         NUMBER OF        APPROXIMATE PERCENTAGE
         PORTFOLIO                     SHAREHOLDERS       OF OUTSTANDING SHARES
         ---------                     ------------       ----------------------
         Large Cap Value                     2                        98%
         Small Cap Growth                    7                        79%
         Select Equity                       6                        96%
         Capital Appreciation                3                        98%
         Harbinger                           3                        99%
         Investment Grade Fixed Income       2                        99%

   Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- LARGE CAP VALUE PORTFOLIO SHAREHOLDER MEETING RESULTS (UNAUDITED)

   A special meeting of shareholders of the Credit Suisse Institutional Fund, Inc. -- Large Cap Value Portfolio (the "Portfolio") was held at 466 Lexington Avenue, 16th Floor, New York, NY 10017 on April 11, 2003 and adjourned to May 2, 2003 and May 16, 2003. The following matters were voted upon by the shareholders of the Portfolio and the results are presented below. Shares delivered not voted are included on the total for the proposals. All proposals were approved except Proposal 4, which required the affirmative vote of a majority of the shares of the Institutional Fund.

   1. To Elect the Following Nominees as Directors:

                                            FOR            WITHHELD
                                         ----------       ---------
           Richard H. Francis            18,046,753       1,278,397
           Jack W. Fritz                 18,046,753       1,278,397
           Joseph D. Gallagher           18,043,476       1,281,674
           Jeffrey E. Garten             18,169,231       1,155,919
           Peter F. Krogh                18,149,463       1,175,687
           James S. Pasman, Jr.          18,146,187       1,178,963
           Steven N. Rappaport           18,046,753       1,278,397
           William W. Priest             18,046,753       1,278,397

           Total Eligible Shares         40,889,082
           Total Shares Voted            19,325,150
           % of Shares Voted                  47.26%

   2-A. To Modify the Fundamental Investment Restriction on Borrowing Money:

                                           % OF TOTAL SHARES     % OF TOTAL
                               SHARES         OUTSTANDING       SHARES VOTED
                              ----------   -----------------    ------------
           For                17,090,164          41.80%           88.44%
           Against             1,213,632           2.97%            6.28%
           Abstain             1,019,249           2.49%            5.27%
           Broker Non-votes        2,105           0.01%            0.01%

   2-B. To Modify the Fundamental Investment Restriction on Lending:

                                           % OF TOTAL SHARES     % OF TOTAL
                               SHARES         OUTSTANDING       SHARES VOTED
                              ----------   -----------------    ------------
           For                16,955,926          41.47%           87.74%
           Against             1,241,998           3.04%            6.43%
           Abstain             1,125,121           2.75%            5.82%
           Broker Non-votes        2,105           0.01%            0.01%

   2-C. To Modify the Fundamental Investment Restriction on Real Estate
Investments:

                                           % OF TOTAL SHARES     % OF TOTAL
                               SHARES         OUTSTANDING       SHARES VOTED
                              ----------   -----------------    ------------
           For                17,103,078          41.83%           88.50%
           Against             1,287,283           3.15%            6.66%
           Abstain               932,684           2.28%            4.83%
           Broker Non-votes        2,105           0.01%            0.01%

   2-D. To Remove the Fundamental Investment Restriction on Short Sales:

                                           % OF TOTAL SHARES     % OF TOTAL
                               SHARES         OUTSTANDING       SHARES VOTED
                              ----------   -----------------    ------------
           For                16,898,338          41.33%           87.44%
           Against             1,402,181           3.43%            7.26%
           Abstain             1,022,526           2.50%            5.29%
           Broker Non-votes        2,105           0.01%            0.01%

   2-E. To Remove the Fundamental Investment Restriction on Margin Transactions:

                                           % OF TOTAL SHARES     % OF TOTAL
                               SHARES         OUTSTANDING       SHARES VOTED
                              ----------   -----------------    ------------
           For                17,019,800          41.62%           88.07%
           Against             1,390,329           3.40%            7.19%
           Abstain               912,916           2.23%            4.73%
           Broker Non-votes        2,105           0.01%            0.01%

   2-F. To Remove the Fundamental Investment Restriction on Investments in Oil, Gas and Mineral Programs:

                                           % OF TOTAL SHARES     % OF TOTAL
                               SHARES         OUTSTANDING       SHARES VOTED
                              ----------   -----------------    ------------
           For                17,050,395          41.70%           88.23%
           Against             1,159,388           2.84%            6.00%
           Abstain             1,113,262           2.72%            5.76%
           Broker Non-votes        2,105           0.01%            0.01%

   3. To Change the Portfolio's Investment Objective from Fundamental to Non-Fundamental:

                                           % OF TOTAL SHARES     % OF TOTAL
                               SHARES         OUTSTANDING       SHARES VOTED
                              ----------   -----------------    ------------
           For                16,901,721          41.34%           87.46%
           Against             1,375,268           3.36%            7.12%
           Abstain             1,046,056           2.56%            5.41%
           Broker Non-votes        2,105           0.01%            0.01%

   4. To Amend the Charter Document to Allow Involuntary Redemptions:

                                           % OF TOTAL SHARES     % OF TOTAL
                               SHARES         OUTSTANDING       SHARES VOTED
                              ----------   -----------------    ------------
           For                16,909,739          41.36%           87.50%
           Against             1,161,943           2.84%            6.01%
           Abstain             1,251,363           3.06%            6.48%
           Broker Non-votes        2,105           0.01%            0.01%

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- SMALL CAP GROWTH PORTFOLIO SHAREHOLDER MEETING RESULTS (UNAUDITED)

   A special meeting of shareholders of the Credit Suisse Institutional Fund, Inc. -- Small Cap Growth Portfolio (the "Portfolio") was held at 466 Lexington Avenue, 16th Floor, New York, NY 10017 on April 11, 2003 and adjourned to May 2, 2003 and May 16, 2003. The following matters were voted upon by the shareholders of the Portfolio and the results are presented below. Shares delivered not voted are included on the total for the proposals. All proposals were approved except Proposals 3 and 4. Proposal 4 required the affirmative vote of a majority of the shares of the Institutional Fund.

   1. To Elect the Following Nominees as Directors:

                                            FOR            WITHHELD
                                         ----------        --------
           Richard H. Francis            6,726,328            --
           Jack W. Fritz                 6,726,328            --
           Joseph D. Gallagher           6,726,328            --
           Jeffrey E. Garten             6,726,328            --
           Peter F. Krogh                6,726,328            --
           James S. Pasman, Jr.          6,726,328            --
           Steven N. Rappaport           6,726,328            --
           William W. Priest             6,726,328            --

           Total Eligible Shares         7,173,876
           Total Shares Voted            6,726,328
           % of Shares Voted                 93.76%

   2-A. To Modify the Fundamental Investment Restriction on Borrowing Money:

                                           % OF TOTAL SHARES     % OF TOTAL
                               SHARES         OUTSTANDING       SHARES VOTED
                              ----------   -----------------    ------------
           For                 4,344,668          60.56%           64.59%
           Against               408,974           5.70%            6.08%
           Abstain             1,696,482          23.65%           25.22%
           Broker Non-votes      276,205           3.85%            4.11%

   2-B. To Modify the Fundamental Investment Restriction on Lending:

                                           % OF TOTAL SHARES     % OF TOTAL
                               SHARES         OUTSTANDING       SHARES VOTED
                              ----------   -----------------    ------------
           For                 4,753,641          66.26%           70.67%
           Against                    --             --               --
           Abstain             1,696,482          23.65%           25.22%
           Broker Non-votes      276,205           3.85%            4.11%

   2-C. To Modify the Fundamental Investment Restriction on Real Estate
Investments:

                                           % OF TOTAL SHARES     % OF TOTAL
                               SHARES         OUTSTANDING       SHARES VOTED
                              ----------   -----------------    ------------
           For                 4,753,641          66.26%           70.67%
           Against                    --             --               --
           Abstain             1,696,482          23.65%           25.22%
           Broker Non-votes      276,205           3.85%            4.11%

   2-D. To Remove the Fundamental Investment Restriction on Short Sales:

                                           % OF TOTAL SHARES     % OF TOTAL
                               SHARES         OUTSTANDING       SHARES VOTED
                              ----------   -----------------    ------------
           For                 4,344,668          60.56%           64.59%
           Against               408,974           5.70%            6.08%
           Abstain             1,696,482          23.65%           25.22%
           Broker Non-votes      276,205           3.85%            4.11%

   2-E. To Remove the Fundamental Investment Restriction on Margin Transactions:

                                           % OF TOTAL SHARES     % OF TOTAL
                               SHARES         OUTSTANDING       SHARES VOTED
                              ----------   -----------------    ------------
           For                 4,344,668          60.56%           64.59%
           Against               408,974           5.70%            6.08%
           Abstain             1,696,482          23.65%           25.22%
           Broker Non-votes      276,205           3.85%            4.11%

   2-F. To Remove the Fundamental Investment Restriction on Investments in Oil, Gas and Mineral Programs:

                                           % OF TOTAL SHARES     % OF TOTAL
                               SHARES         OUTSTANDING       SHARES VOTED
                              ----------   -----------------    ------------
           For                 4,753,641          66.26%           70.67%
           Against                    --             --               --
           Abstain             1,696,482          23.65%           25.22%
           Broker Non-votes      276,205           3.85%            4.11%

   3. To Change the Portfolio's Investment Objective from Fundamental to Non-Fundamental:

                                           % OF TOTAL SHARES     % OF TOTAL
                               SHARES         OUTSTANDING       SHARES VOTED
                              ----------   -----------------    ------------
           For                 2,135,652          29.77%           31.75%
           Against             2,617,990          36.49%           38.92%
           Abstain             1,696,482          23.65%           25.22%
           Broker Non-votes      276,205           3.85%            4.11%

   4. To Amend the Charter Document to Allow Involuntary Redemptions:

                                           % OF TOTAL SHARES     % OF TOTAL
                               SHARES         OUTSTANDING       SHARES VOTED
                              ----------   -----------------    ------------
           For                 4,241,107          59.12%           63.05%
           Against             2,209,016          30.79%           32.84%
           Abstain                    --             --               --
           Broker Non-votes      276,205           3.85%            4.11%

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- SELECT EQUITY PORTFOLIO
SHAREHOLDER MEETING RESULTS (UNAUDITED)

   A special meeting of shareholders of the Credit Suisse Institutional Fund, Inc. -- Select Equity Portfolio (the "Portfolio") was held at 466 Lexington Avenue, 16th Floor, New York, NY 10017 on April 11, 2003 and adjourned to May 2, 2003 and May 16, 2003. The following matters were voted upon by the shareholders of the Portfolio and the results are presented below. The results shown below are for those matters on which all the Portfolios of the Fund, including the Select Equity Portfolio, voted together. Shares delivered not voted are included on the total for the proposals. Proposal 2 was not approved. The special meeting of shareholders at which Select Equity Portfolio was to consider those proposals specific to the Portfolio was adjourned because a quorum was not present to conduct business for the Portfolio.

   1. To Elect the Following Nominees as Directors:

                                            FOR             WITHHELD
                                         ----------        ---------
           Richard H. Francis            29,883,655        1,541,947
           Jack W. Fritz                 29,883,655        1,541,947
           Joseph D. Gallagher           29,879,018        1,546,584
           Jeffrey E. Garten             30,005,366        1,420,236
           Peter F. Krogh                29,986,365        1,439,237
           James S. Pasman, Jr.          29,983,089        1,442,513
           Steven N. Rappaport           29,882,594        1,543,008
           William W. Priest             29,881,775        1,543,827

           Total Eligible Shares         57,009,689
           Total Shares Voted            31,425,602
           % of Shares Voted                  55.12%

   2. To Amend the Charter Document to Allow Involuntary Redemptions:

                                           % OF TOTAL SHARES     % OF TOTAL
                               SHARES         OUTSTANDING       SHARES VOTED
                              ----------   -----------------    ------------
           For                26,189,709          45.94%           83.34%
           Against             3,354,780           5.89%           10.68%
           Abstain             1,550,272           2.72%            4.93%
           Broker Non-Votes      330,841           0.58%            1.05%

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- CAPITAL APPRECIATION PORTFOLIO SHAREHOLDER MEETING RESULTS (UNAUDITED)

   A special meeting of shareholders of the Credit Suisse Institutional Fund -- Capital Appreciation Portfolio (the "Portfolio") was held at 466 Lexington Avenue, 16th Floor, New York, NY 10017 on April 11, 2003 and adjourned to May 2, 2003 and May 16, 2003. The following matters were voted upon by the shareholders of the Portfolio and the results are presented below. Shares delivered not voted are included on the total for the proposals. All proposals were approved except Proposal 4, which required the affirmative vote of a majority of the shares of the Institutional Fund.

   1. To Elect the Following Nominees as Directors:

                                            FOR             WITHHELD
                                         ----------        ---------
           Richard H. Francis              649,466            9,441
           Jack W. Fritz                   649,466            9,441
           Joseph D. Gallagher             648,250           10,657
           Jeffrey E. Garten               649,221            9,686
           Peter F. Krogh                  649,466            9,441
           James S. Pasman, Jr.            649,466            9,441
           Steven N. Rappaport             648,405           10,502
           William W. Priest               648,252           10,655

           Total Eligible Shares         1,182,537
           Total Shares Voted              658,907
           % of Shares Voted                 55.72%

   2-A. To Modify the Fundamental Investment Restriction on Borrowing Money:

                                           % OF TOTAL SHARES     % OF TOTAL
                               SHARES         OUTSTANDING       SHARES VOTED
                              ----------   -----------------    ------------
           For                   640,446          54.16%           97.20%
           Against                18,461           1.56%            2.80%
           Abstain                    --             --               --

   2-B. To Modify the Fundamental Investment Restriction on Lending:

                                           % OF TOTAL SHARES     % OF TOTAL
                               SHARES         OUTSTANDING       SHARES VOTED
                              ----------   -----------------    ------------
           For                   638,079          53.96%           96.84%
           Against                20,828           1.76%            3.16%
           Abstain                    --             --               --

   2-C. To Modify the Fundamental Investment Restriction on Real Estate
Investments:

                                           % OF TOTAL SHARES     % OF TOTAL
                               SHARES         OUTSTANDING       SHARES VOTED
                              ----------   -----------------    ------------
           For                   641,048          54.21%           97.29%
           Against                17,859           1.51%            2.71%
           Abstain                    --             --               --

   3. To Change the Portfolio's Investment Objective from Fundamental to Non-Fundamental:

                                           % OF TOTAL SHARES     % OF TOTAL
                               SHARES         OUTSTANDING       SHARES VOTED
                              ----------   -----------------    ------------
           For                   637,000          53.87%           96.68%
           Against                21,907           1.85%            3.32%
           Abstain                    --             --               --

   4. To Amend the Charter Document to Allow Involuntary Redemptions:

                                           % OF TOTAL SHARES     % OF TOTAL
                               SHARES         OUTSTANDING       SHARES VOTED
                              ----------   -----------------    ------------
           For                   636,590          53.83%           96.61%
           Against                22,317           1.89%            3.39%
           Abstain                    --             --               --

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- HARBINGER PORTFOLIO
SHAREHOLDER MEETING RESULTS (UNAUDITED)

   A special meeting of shareholders of the Credit Suisse Institutional Fund, Inc. -- Harbinger Portfolio (the "Portfolio") was held at 466 Lexington Avenue, 16th Floor, New York, NY 10017 on April 11, 2003 and adjourned to May 2, 2003 and May 16, 2003. The following matters were voted upon by the shareholders of the Portfolio and the results are presented below. Shares delivered not voted are included on the total for the proposals. All proposals were approved except Proposal 4, which required the affirmative vote of a majority of the shares of the Institutional Fund.

   1. To Elect the Following Nominees as Directors:

                                            FOR             WITHHELD
                                         ----------        ---------
           Richard H. Francis              130,000             --
           Jack W. Fritz                   130,000             --
           Joseph D. Gallagher             130,000             --
           Jeffrey E. Garten               130,000             --
           Peter F. Krogh                  130,000             --
           James S. Pasman, Jr.            130,000             --
           Steven N. Rappaport             130,000             --
           William W. Priest               130,000             --

           Total Eligible Shares           172,061
           Total Shares Voted              130,000
           % of Shares Voted                 75.56%

   2-A. To Modify the Fundamental Investment Restriction on Borrowing Money:

                                           % OF TOTAL SHARES     % OF TOTAL
                               SHARES         OUTSTANDING       SHARES VOTED
                              ----------   -----------------    ------------
           For                   130,000          75.56%          100.00%
           Against                    --             --               --
           Abstain                    --             --               --

   2-B. To Modify the Fundamental Investment Restriction on Lending:

                                           % OF TOTAL SHARES     % OF TOTAL
                               SHARES         OUTSTANDING       SHARES VOTED
                              ----------   -----------------    ------------
           For                   130,000          75.56%          100.00%
           Against                    --             --               --
           Abstain                    --             --               --

   2-C. To Modify the Fundamental Investment Restriction on Real Estate
Investments:

                                           % OF TOTAL SHARES     % OF TOTAL
                               SHARES         OUTSTANDING       SHARES VOTED
                              ----------   -----------------    ------------
           For                   130,000          75.56%          100.00%
           Against                    --             --               --
           Abstain                    --             --               --

   3. To Change the Portfolio's Investment Objective from Fundamental to Non-Fundamental:

                                           % OF TOTAL SHARES     % OF TOTAL
                               SHARES         OUTSTANDING       SHARES VOTED
                              ----------   -----------------    ------------
           For                   130,000          75.56%          100.00%
           Against                    --             --               --
           Abstain                    --             --               --

   4. To Amend the Charter Document to Allow Involuntary Redemptions:

                                           % OF TOTAL SHARES     % OF TOTAL
                               SHARES         OUTSTANDING       SHARES VOTED
                              ----------   -----------------    ------------
           For                   130,000          75.56%          100.00%
           Against                    --             --               --
           Abstain                    --             --               --

CREDIT SUISSE INSTITUTIONAL FUND, INC. --
INVESTMENT GRADE FIXED INCOME PORTFOLIO
SHAREHOLDER MEETING RESULTS (UNAUDITED)

   A special meeting of shareholders of the Credit Suisse Institutional Fund, Inc. -- Investment Grade Fixed Income Portfolio (the "Portfolio") was held at 466 Lexington Avenue, 16th Floor, New York, NY 10017 on April 11, 2003 and adjourned to May 2, 2003 and May 16, 2003. The following matters were voted upon by the shareholders of the Portfolio and the results are presented below. Shares delivered not voted are included on the total for the proposals. All proposals were approved except Proposal 4, which required the affirmative vote of a majority of the shares of the Institutional Fund.

   1. To Elect the Following Nominees as Directors:

                                            FOR             WITHHELD
                                         ----------        ---------
           Richard H. Francis              258,110             --
           Jack W. Fritz                   258,110             --
           Joseph D. Gallagher             258,110             --
           Jeffrey E. Garten               258,110             --
           Peter F. Krogh                  258,110             --
           James S. Pasman, Jr.            258,110             --
           Steven N. Rappaport             258,110             --
           William W. Priest               258,110             --

           Total Eligible Shares           258,110
           Total Shares Voted              258,110
           % of Shares Voted                100.00%

   2-A. To Modify the Fundamental Investment Restriction on Borrowing Money:

                                           % OF TOTAL SHARES     % OF TOTAL
                               SHARES         OUTSTANDING       SHARES VOTED
                              ----------   -----------------    ------------
           For                   258,110         100.00%          100.00%
           Against                    --             --               --
           Abstain                    --             --               --

   2-B. To Modify the Fundamental Investment Restriction on Lending:

                                           % OF TOTAL SHARES     % OF TOTAL
                               SHARES         OUTSTANDING       SHARES VOTED
                              ----------   -----------------    ------------
           For                   258,110         100.00%          100.00%
           Against                    --             --               --
           Abstain                    --             --               --

   2-C. To Modify the Fundamental Investment Restriction on Real Estate
Investments:

                                           % OF TOTAL SHARES     % OF TOTAL
                               SHARES         OUTSTANDING       SHARES VOTED
                              ----------   -----------------    ------------
           For                   258,110         100.00%          100.00%
           Against                    --             --               --
           Abstain                    --             --               --

   3. To Change the Portfolio's Investment Objective from Fundamental to Non-Fundamental:

                                           % OF TOTAL SHARES     % OF TOTAL
                               SHARES         OUTSTANDING       SHARES VOTED
                              ----------   -----------------    ------------
           For                   258,110         100.00%          100.00%
           Against                    --             --               --
           Abstain                    --             --               --

   4. To Amend the Charter Document to Allow Involuntary Redemptions:

                                           % OF TOTAL SHARES     % OF TOTAL
                               SHARES         OUTSTANDING       SHARES VOTED
                              ----------   -----------------    ------------
           For                   258,110         100.00%          100.00%
           Against                    --             --               --
           Abstain                    --             --               --

CREDIT SUISSE INSTITUTIONAL FUND, INC.
PRIVACY POLICY NOTICE

   We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

   In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

   We may collect nonpublic information about you from the following sources:

   - Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

   -  Information about your transactions with us, our affiliates, or others.

   We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law. In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates. We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

   We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

   NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), CSAM CAPITAL INC., AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM SPONSORED AND ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF MAY 20, 2003.

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[CREDIT SUISSE ASSET MANAGEMENT LOGO]

P.O. BOX 55030, BOSTON, MA 02205-5030
800-222-8977 - www.csam-americas.com

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSILC-3-0403

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ITEM 2. CODE OF ETHICS.
Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable to the Registrant.

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ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable to the Registrant.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The Principal Executive Officer and Principal Financial Officer concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(a) Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

(b) The certifications of the Registrant as required by Rule 30a-2 under the Act are exhibits to this report.

                                   SIGNATURES

               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

               Credit Suisse Institutional Fund, Inc.

               /s/ Joseph D. Gallagher
               -----------------------
               Name:  Joseph D. Gallagher
               Title: Chief Executive Officer
               Date:  July 2, 2003

               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

               /s/ Joseph D. Gallagher
               -----------------------
               Name:  Joseph D. Gallagher
               Title: Chief Executive Officer
               Date:  July 2, 2003

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               /s/ Michael A. Pignataro
               Name:  Michael A. Pignataro
               Title: Chief Financial Officer
               Date:  July 2, 2003